UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

NEXPOINT FUNDS I

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Asset Management, L.P.

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.
(a)	A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

NexPoint Funds I

NexPoint Event Driven Fund

Class A Shares - HHCAX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$109	2.12%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class A Shares - HHCAX

Semi-Annual Shareholder Report: December 31, 2025

HHCAX-SAR-2025

NexPoint Funds I

NexPoint Event Driven Fund

Class C Shares - HHCCX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$142	2.77%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class C Shares - HHCCX

Semi-Annual Shareholder Report: December 31, 2025

HHCCX-SAR-2025

NexPoint Funds I

NexPoint Event Driven Fund

Class Z Shares - HHCZX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$91	1.77%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class Z Shares - HHCZX

Semi-Annual Shareholder Report: December 31, 2025

HHCZX-SAR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class A Shares - HMEAX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$101	1.98%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class A Shares - HMEAX

Semi-Annual Shareholder Report: December 31, 2025

HMEAX-SAR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class C Shares - HMECX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$134	2.63%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class C Shares - HMECX

Semi-Annual Shareholder Report: December 31, 2025

HMECX-SAR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class Z Shares - HMEZX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$84	1.63%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class Z Shares - HMEZX

Semi-Annual Shareholder Report: December 31, 2025

HMEZX-SAR-2025

NexPoint Funds I

Nexpoint Credit Catalyst Fund

Class A Shares - NEDAX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class A Shares	$74	1.48%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

Nexpoint Credit Catalyst Fund / Class A Shares - NEDAX

Semi-Annual Shareholder Report: December 31, 2025

NEDAX-SAR-2025

NexPoint Funds I

Nexpoint Credit Catalyst Fund

Class C Shares - NEDCX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class C Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class C Shares	$74	1.48%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

Nexpoint Credit Catalyst Fund / Class C Shares - NEDCX

Semi-Annual Shareholder Report: December 31, 2025

NEDCX-SAR-2025

NexPoint Funds I

Nexpoint Credit Catalyst Fund

Class Z Shares - NEDZX

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about Class Z Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class Z Shares	$75	1.48%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

Nexpoint Credit Catalyst Fund / Class Z Shares - NEDZX

Semi-Annual Shareholder Report: December 31, 2025

NEDZX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Financial statements and financial highlights are filed herein.

DECEMBER 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

Nexpoint Credit Catalyst Fund

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

NexPoint Credit Catalyst Fund

Financial Statements

As of December 31, 2025	NexPoint Funds I

A GUIDE TO UNDERSTANDING EACH FUND’S FINANCIAL STATEMENTS

Investment Portfolio

The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statements of Assets and Liabilities

This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statements of Operations

This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets

This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.
Financial Highlights

The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 1

Investment Portfolio (unaudited)

As of December 31, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock – 89.1%
COMMUNICATION SERVICES – 9.8%
14,340	Electronic Arts	2,930,092
90,700	Frontier Communications Parent (a)(b)	3,452,949
248,140	Lionsgate Studios Corp. (a)(b)	2,265,518

		8,648,559

CONSUMER DISCRETIONARY – 5.6%
17,750	Genuine Parts	2,182,540
161,640	Leggett & Platt	1,778,040
22,266	YETI Holdings (a)(b)	983,489

		4,944,069

CONSUMER STAPLES – 5.2%
30,586	Calavo Growers (a)	665,246
14,280	Kimberly-Clark	1,440,709
72,000	Primo Brands Corp., Class A (c)	1,177,200
57,775	Reynolds Consumer Products (a)	1,324,203

		4,607,358

ENERGY – 4.3%
98,000	Green Plains, Inc. (a)(b)(c)	960,400
46,500	Hess Midstream L.P., Class A (a)	1,604,250
9,173	Phillips 66 (a)	1,183,684

		3,748,334

FINANCIALS – 3.6%
5,000	1RT Acquisition Corp., Class A (b)	51,000
6,526	Brighthouse Financial (b)	422,820
51,000	EQV Ventures Acquisition Corp. II, Class A (b)	511,530
90,750	ProAssurance (a)(b)	2,192,520

		3,177,870

HEALTHCARE – 10.4%
66,180	Avidity Biosciences (a)(b)	4,773,563
39,410	Hologic, Inc. (a)(b)	2,935,651
75,011	Sotera Health (a)(b)	1,323,194
256,565	Walgreens Boots Alliance, Inc. (a)(b)(d)(e)	135,980

		9,168,388

INDUSTRIALS – 12.3%
33,499	Air Lease, Class A	2,151,641
31,960	CSG Systems International	2,451,012
35,000	CSX Corp. (a)	1,268,750
43,650	Fluor (b)	1,729,850
26,000	Parsons (b)	1,606,800
45,300	Resideo Technologies (b)	1,590,936

		10,798,989

INFORMATION TECHNOLOGY – 23.0%
2,896	Adobe, Inc. (b)	1,013,571
32,225	BILL Holdings (b)	1,757,551
35,450	Blackline, Inc. (b)(c)	1,960,030
74,955	Braze, Class A (a)(b)	2,570,207
9,545	CyberArk Software (b)	4,257,643
69,862	Gitlab, Class A (a)(b)	2,621,921
106,100	indie Semiconductor, Inc., Class A (a)(b)	374,533
20,159	Okta, Class A (b)	1,743,149
31,408	Ralliant Corp. (a)	1,598,998
5,192	Workday, Class A (b)	1,115,138
15,320	Workiva, Class A (b)(c)	1,321,350

		20,334,091

Shares		Value ($)
MATERIALS – 5.6%
12,666	Amrize Ltd. (a)(b)	696,570
138,000	James Hardie Industries (a)(b)	2,863,500
15,700	Smurfit WestRock PLC (a)	607,119
16,850	Teck Resources, Ltd., Class B (a)	806,946

		4,974,135

REAL ESTATE – 2.2%
243,466	Fermi (b)(c)	1,947,728

UTILITIES – 7.1%
32,900	Southwest Gas Holdings	2,632,658
39,549	TXNM Energy (a)	2,328,645
8,000	Vistra Corp. (a)	1,290,640

		6,251,943

	Total Common Stock (Cost $78,700,256)	78,601,464

Principal Amount ($)
Corporate Obligations – 8.0%
COMMUNICATION SERVICES – 2.1%
	Electronic Arts
2,000,000	2.95%, 02/15/2051 (c)	1,856,392

CONSUMER DISCRETIONARY – 4.1%
	Boost Newco Borrower
1,500,000	7.50%, 01/15/2031 (f)	1,594,995
	Matthews International
2,000,000	8.63%, 10/01/2027 (f)	2,069,390

		3,664,385

MATERIALS – 1.8%
	Sealed Air
500,000	6.50%, 07/15/2032 (f)	519,927
1,000,000	7.25%, 02/15/2031 (f)	1,042,748

		1,562,675

	Total Corporate Obligations (Cost $7,053,533)	7,083,452

Shares
Master Limited Partnerships – 4.4%
ENERGY – 2.6%
74,600	Energy Transfer L.P. (a)	1,230,154
408,240	Martin Midstream Partners L.P.	1,065,506

		2,295,660

UTILITIES – 1.8%
57,506	Brookfield Renewable Partners L.P. (a)	1,550,937

	Total Master Limited Partnerships (Cost $4,411,495)	3,846,597

Principal Amount ($)
U.S. Senior Loans (g) – 2.7%
CONSUMER DISCRETIONARY – 1.6%
	Boost Newco Borrower, LLC, USD Term B-2 Loan,5.672%,
1,409,350	01/31/2031 (h)	1,413,317

HEALTHCARE – 1.1%
	Carestream Health Inc., Term Loan, 1st Lien,11.602%,
1,860,499	09/30/2027 (h)	955,832

	Total U.S. Senior Loans (Cost $3,165,951)	2,369,149

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 2

Investment Portfolio (unaudited) (continued)

As of December 31, 2025	NexPoint Event Driven Fund

Units		Value ($)
Warrants – 0.1%
FINANCIALS – 0.0%
	1RT Acquisition Corp., Expires
1,250	06/23/2031 (b)	725
	EQV Ventures Acquisition Corp. II,
17,000	Expires 07/03/2031 (b)	5,950

REAL ESTATE – 0.1%
240,000	Fermi, Inc., Expires 11/19/2026 (b)	117,600

	Total Warrants (Cost $6,197)	124,275

Rights – 0.1%
HEALTHCARE – 0.1%
3,352	Abiomed, Inc. (b)(d)(e)	3,419
22,042	Blueprint Medicines Corp. (a)(b)(d)(e)	10,139
7,303	Novartis (a)(b)(d)(e)	—
225,000	Paratek Pharmaceuticals (b)(d)(e)	18,000
90,000	Roche Holding AG (b)(d)(e)	30,600

	Total Rights (Cost $–)	62,158

Principal Amount ($)
Repurchase Agreements (i)(j) – 1.4%
281,317	Cantor Fitzgerald Securities dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $281,347 (collateralized by U.S. Government Obligations, ranging in par value $62 – $23,763, 1.000% – 7.000%, 12/01/2030 – 11/20/2075; with total market value $286,943)	281,317
299,273	Citadel Secuities LLC dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $299,306 (collateralized by U.S. Treasury Obligations, ranging in par value $21 – $26,225, 0.000% – 5.250%, 01/31/2026 – 11/15/2055; with total market value $305,343)	299,273
281,317	Daiwa Capital Markets dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $281,347 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $37 – $117,264, 0.125% – 6.500%, 10/15/2026 – 12/20/2055; with total market value $286,943)	281,317
76,190	Natwest Markets Securities dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $76,198 (collateralized by U.S. Treasury Obligations, ranging in par value $634 – $2,362, 0.625% – 4.875%, 04/30/2026 – 11/15/2034; with total market value $77,138)	76,190
281,317	Nomura Securities International, Inc. dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $281,347 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $114 – $69,728, 0.000% – 6.500%, 01/15/2026 – 03/15/2067; with total market value $286,943)	281,317

Principal Amount ($)		Value ($)
32,776	RBC Dominion Securities dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $32,779 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $13 – $60,298, 0.000% – 6.000%, 02/28/2029 – 10/20/2055; with total market value $33,432)	32,776

	Total Repurchase Agreements (Cost $1,252,190)	1,252,190

Shares
Cash Equivalents – 2.1%
MONEY MARKET FUND (k) – 2.1%
	Dreyfus Treasury Obligations Cash Management, Institutional Shares
1,875,811	3.650%	1,875,811

	Total Cash Equivalents (Cost $1,875,811)	1,875,811

Total Investments –107.9% (Cost $96,465,433)		95,215,096

Securities Sold Short – (20.3)%
Common Stock – (20.3)%
COMMUNICATION SERVICES – (0.8)%
(1,135)	Spotify Technology (l)	(659,106)

CONSUMER DISCRETIONARY – (1.3)%
(2,600)	Tesla, Inc. (l)	(1,169,272)

CONSUMER STAPLES – (0.8)%
(14,633)	Maplebear (l)	(658,192)

ENERGY – (1.3)%
(3,048)	Marathon Petroleum	(495,696)
(3,970)	Valero Energy	(646,277)

		(1,141,973)

FINANCIALS – (1.9)%
(155,820)	Cantaloupe (l)	(1,654,808)

HEALTHCARE – (0.5)%
(1,871)	STERIS PLC	(474,336)

INDUSTRIALS – (1.5)%
(2,250)	Caterpillar	(1,288,958)

INFORMATION TECHNOLOGY – (8.5)%
(1,124)	Intuit, Inc.	(744,560)
(19,722)	Klaviyo, Class A (l)	(640,374)
(21,006)	Palo Alto Networks (l)	(3,869,305)
(27,440)	RingCentral, Class A (l)	(792,467)
(98,010)	Sprinklr, Class A (l)	(762,518)
(35,500)	Zeta Global Holdings, Class A (l)	(722,425)

		(7,531,649)

UTILITIES – (3.7)%
(43,506)	Brookfield Renewable Corporation	(1,668,020)
(4,575)	Constellation Energy Corp.	(1,616,210)

		(3,284,230)

	Total Common Stock (Proceeds $16,830,573)	(17,862,524)

	Total Securities Sold Short – (20.3)% (Proceeds $16,830,573)	(17,862,524)

Other Assets & Liabilities, Net – 12.4% (m)		10,872,731

Net Assets – 100.0%		88,225,303

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3

Investment Portfolio (unaudited) (continued)

As of December 31, 2025	NexPoint Event Driven Fund

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $43,619,707.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of December 31, 2025, the fair value of securities loaned was $9,223,101. The loaned securities were secured with cash and/or securities collateral of $5,055,931. Collateral is calculated based on prior day’s prices.

(d)

Securities with a total aggregate value of $198,138, or 0.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a- 5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $198,138, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2025. Please see Notes to Financial Statements.

(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2025, these securities amounted to $5,227,060 or 5.9% of net assets.

(g)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of December 31, 2025, the SOFR 1 Month and SOFR 3 Month rates were 3.79% and 4.01%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.
(h)

Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)	Tri-Party Repurchase Agreement.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $1,252,190.
(k)	Rate reported is 7 day effective yield.
(l)	No dividend payable on security sold short.
(m)	As of December 31, 2025, $21,997,556 in cash was segregated or on deposit with the brokers to cover investments sold short and swaps which is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 4

Investment Portfolio (unaudited) (concluded)

As of December 31, 2025	NexPoint Event Driven Fund

TheFund had the following swaps contracts, which did not require pledged collateral, open at December 31, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Air Lease Corporation	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	09/03/2026	USD	1,317,826	(10,391)	—	(10,391)
Sealed Air Corporation	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	12/18/2026	USD	1,812,157	(745)	—	(745)

Total Long Equity Total Return Swaps							(11,136)	—	(11,136)

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 5

Investment Portfolio (unaudited)

As of December 31, 2025	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock – 85.5%
COMMUNICATION SERVICES – 7.1%
198,760	Electronic Arts (a)	40,612,631
1,195,500	Frontier Communications Parent (a)(b)	45,512,685
88,561	GCI Liberty, Inc., Class A (b)(c)(d)	—

		86,125,316

CONSUMER DISCRETIONARY – 1.2%
601	Guess? (e)	10,067
1,669,215	Soho House, Class A (b)	14,956,166

		14,966,233

FINANCIALS – 5.2%
548,392	Brighthouse Financial (b)	35,530,318
1,162,610	ProAssurance (a)(b)	28,088,657

		63,618,975

HEALTHCARE – 18.6%
824,400	Avidity Biosciences (b)	59,463,972
269,080	Cidara Therapeutics (b)	59,437,081
467,200	Exact Sciences (b)	47,448,832
786,100	Hologic, Inc. (b)	58,556,589
3,915,428	Walgreens Boots Alliance, Inc. (a)(b)(c)(d)	2,075,177

		226,981,651

INDUSTRIALS – 21.5%
709,050	Air Lease, Class A (a)	45,542,281
169,010	Chart Industries (b)	34,854,932
372,410	CSG Systems International	28,560,123
1,372,080	Dayforce (b)	94,893,053
1,838,250	Hillenbrand (a)	58,309,290

		262,159,679

INFORMATION TECHNOLOGY – 18.9%
1,492,220	Clearwater Analytics Holdings, Class A (b)	35,992,346
1,382,600	Confluent, Class A (b)	41,809,824
169,498	CyberArk Software (a)(b)	75,606,278
2,712,430	Jamf Holding (b)	35,288,714
3,474,250	SEMrush Holdings, Class A (b)	41,308,833

		230,005,995

MATERIALS – 4.9%
1,428,350	Sealed Air	59,176,540

REAL ESTATE – 5.9%
621,151	Alexander & Baldwin, Inc., REIT	12,820,557
5,234,020	InterRent Real Estate Investment Trust	50,364,198
390,301	Plymouth Industrial REIT, Inc., REIT	8,539,786

		71,724,541

UTILITIES – 2.2%
463,854	TXNM Energy (a)(e)	27,311,724

	Total Common Stock (Cost $1,030,459,408)	1,042,070,654

Principal Amount ($)
U.S. Senior Loans (f) – 6.3%
COMMUNICATION SERVICES – 4.3%
26,500,000	Commscope, LLC, Initial Term Loan, 8.466%, 12/17/2029	26,584,270
25,386,238	Lumen Technologies Inc., Term B-1 Loan, 6.181%, 04/16/2029 (g)	25,289,516

		51,873,786

Principal Amount ($)		Value ($)
CONSUMER DISCRETIONARY – 2.0%
24,254,262	Boost Newco Borrower, LLC, USD Term B-2 Loan, 5.672%, 01/31/2031 (g)	24,322,538

	Total U.S. Senior Loans (Cost $76,912,930)	76,196,324

Corporate Obligations – 4.3%
COMMUNICATION SERVICES – 1.4%
	EchoStar
15,750,000	10.75%, 11/30/2029	17,428,654

CONSUMER DISCRETIONARY – 1.5%
	Boost Newco Borrower
17,450,000	7.50%, 01/15/2031 (h)	18,555,108

INFORMATION TECHNOLOGY – 0.4%
	Getty Images, Inc.
4,000,000	10.50%, 11/15/2030 (e)(h)	4,036,056

MATERIALS – 1.0%
	Sealed Air
4,000,000	6.50%, 07/15/2032 (h)	4,159,412
8,000,000	7.25%, 02/15/2031 (h)	8,341,984

		12,501,396

	Total Corporate Obligations (Cost $51,944,619)	52,521,214

Asset-Backed Securities – 0.4%
OTHER ASSET-BACKED SECURITIES – 0.4%
5,000,000	Black Diamond CLO, Series 2022-1A, Class A1A TSFR3M + 2.500%, 6.36%, 10/25/2035 (g)(h)	5,015,000
311,480	Venture XXVII CLO, Series 2017-27RA, Class A TSFR3M + 1.300%, 6.59%, 7/21/2030 (g)(h)	311,869

	Total Asset-Backed Securities (Cost $5,307,181)	5,326,869

Units
Warrants – 0.1%
FINANCIALS – 0.0%
	EQV Ventures Acquisition Corp. II,
50,000	Expires 07/03/2031 (b)	17,500

HEALTHCARE – 0.0%
71,084	Apollomics, Inc., Expires 12/11/2027 (b).	789
	CERo Therapeutics Holdings, Expires
108,741	02/17/2029 (b)	968

		1,757

INFORMATION TECHNOLOGY – 0.0%
	SMX Security Matters, Expires
113,155	03/10/2028 (b)	4,300
	Spectaire Holdings, Expires
198,080	10/20/2028 (b)(c)(d)	852

		5,152

REAL ESTATE – 0.0%
	Appreciate Holdings, Expires
12,612	12/02/2027 (b)(c)(d)	—

SPECIAL PURPOSE ACQUISITION COMPANIES – 0.1%
12,500	AltEnergy Acquisition, Expires 11/05/2028 (b)	718
225,000	Energem, Expires 11/19/2026 (b)	—

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 6

Investment Portfolio (unaudited) (continued)

As of December 31, 2025	NexPoint Merger Arbitrage Fund

Units		Value ($)
30,463	Everest Consolidator Acquisition, Expires 07/22/2028 (b)	—
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026 (b)	108,900
100,000	LightWave Acquisition Corp. (b)(i)	1,019,000

		1,128,618

	Total Warrants (Cost $1,266,630)	1,153,027

Rights – 0.0%
HEALTHCARE – 0.0%
171,486	Abiomed, Inc. (b)(c)(d)	174,916
428,410	Blueprint Medicines Corp. (b)(c)(d)	197,068
268,873	Novartis (a)(b)(c)(d)	—
214,300	Novo Nordisk A/S (b)(c)(d)	139,295

	Total Rights (Cost $–)	511,279

Principal Amount ($)
Repurchase Agreement (j)(k) – 0.0%
1,420	Natwest Markets Securities dated 12/31/2025 to be repurchased on 01/02/2026, repurchase price $1,420 (collateralized by U.S. Treasury Obligations, ranging in par value $12 – $44, 0.625% – 4.875%, 04/30/2026 – 11/15/2034; with total market value $1,448)	1,420

	Total Repurchase Agreement (Cost $1,420)	1,420

Shares
Cash Equivalents – 0.4%
MONEY MARKET FUND (l) – 0.4%
4,268,393	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.650%	4,268,393

	Total Cash Equivalents (Cost $4,268,393)	4,268,393

Total Investments – 97.0% (Cost $1,170,160,581)		1,182,049,180

Securities Sold Short – (7.9)%
Common Stock – (7.9)%
FINANCIALS – (2.3)%
(618,110)	Aspen Insurance Holdings, Class A (m)	(22,931,881)
(499,000)	Cantaloupe (m)	(5,299,380)

		(28,231,261)

INFORMATION TECHNOLOGY – (5.6)%
(372,992)	Palo Alto Networks (m)	(68,705,126)

	Total Common Stock (Proceeds $96,360,240)	(96,936,387)

	Total Securities Sold Short – (7.9)% (Proceeds $96,360,240)	(96,936,387)

Other Assets & Liabilities, Net – 10.9%(n)		133,562,511

Net Assets – 100.0%		1,218,675,304

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $292,815,823.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $2,587,308, or 0.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,587,308, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2025. Please see Notes to Financial Statements.

(e)

Securities (or a portion of securities) on loan. As of December 31, 2025, the fair value of securities loaned was $5,989,621. The loaned securities were secured with cash and/or securities collateral of $5,741,021. Collateral is calculated based on prior day’s prices.

(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of December 31, 2025, the SOFR 1 Month and SOFR 3 Month rates were 3.79% and 4.01%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 7

Investment Portfolio (unaudited) (continued)

As of December 31, 2025	NexPoint Merger Arbitrage Fund

Board has determined these investments to be liquid. At December 31, 2025, these securities amounted to $40,419,429 or 3.3% of net assets.
(i)	Expiration date not available.
(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $1,420.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)	As of December 31, 2025, $132,861,924 in cash was segregated or on deposit with the brokers to cover investments sold short and swaps which is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 8

Investment Portfolio (unaudited) (concluded)

As of December 31, 2025	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of December 31, 2025 were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Goldman Sachs	02/18/26	GBP	25,081,955	USD	33,970,008	210,641	—
Goldman Sachs	02/18/26	USD	33,648,747	GBP	25,081,955	109,002	—
Goldman Sachs	03/18/26	CAD	69,765,655	USD	50,241,215	—	(764,936)

						319,643	(764,936)

The Fund had the following swaps contracts, which did not require pledged collateral, open at December 31, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Jde Peets NV	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	9/1/2026	EUR	33,825,251	393,774	—	393,774
JTC PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	11/18/2026	GBP	17,983,632	(267,263)	—	(267,263)
Just Group PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	8/20/2026	GBP	57,869,284	384,817	—	384,817

Total Long Equity Total Return Swaps							511,328	—	511,328

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 9

Investment Portfolio (unaudited)

As of December 31, 2025	NexPoint Credit Catalyst Fund

Principal Amount ($)		Value ($)
Corporate Obligations – 46.3%
COMMUNICATION SERVICES – 9.9%
	EchoStar
1,000,000	10.75%, 11/30/2029	1,106,581
	Electronic Arts
1,000,000	2.95%, 02/15/2051	928,196
	Starz Capital Holdings 1
500,000	6.00%, 04/15/2030 (a)	479,375

		2,514,152

CONSUMER DISCRETIONARY – 13.8%
	Boost Newco Borrower
500,000	7.50%, 01/15/2031 (a)	531,665
	Empire Resorts
1,000,000	7.75%, 11/01/2026 (a)	986,564
	Matthews International
1,000,000	8.63%, 10/01/2027 (a)	1,034,695
	Victoria’s Secret
1,000,000	4.63%, 07/15/2029 (a)	970,713

		3,523,637

ENERGY – 5.9%
	Hess Midstream Operations L.P.
1,000,000	4.25%, 02/15/2030 (a)	981,714
	Martin Midstream Partners
500,000	11.50%, 02/15/2028 (a)	518,767

		1,500,481

HEALTHCARE – 1.9%
	Charles River Laboratories International
500,000	4.00%, 03/15/2031 (a)	475,811

INDUSTRIALS – 6.1%
	Clue Opco
500,000	9.50%, 10/15/2031 (a)	529,830
	Resideo Funding
1,000,000	6.50%, 07/15/2032 (a)	1,025,060

		1,554,890

INFORMATION TECHNOLOGY – 5.6%
	CoreWeave
1,000,000	9.00%, 02/01/2031 (a)	917,770
	Getty Images, Inc.
500,000	10.50%, 11/15/2030 (a)	504,507

		1,422,277

MATERIALS – 3.1%
	Sealed Air
250,000	6.50%, 07/15/2032 (a)	259,963
500,000	7.25%, 02/15/2031 (a)	521,374

		781,337

	Total Corporate Obligations (Cost $11,894,818)	11,772,585

U.S. Senior Loans (b) – 28.9%
COMMUNICATION SERVICES – 11.7%
	Commscope, LLC, Initial Term Loan, 8.466%,
1,000,000	12/17/2029	1,003,180
	Frontier Communications Holdings, LLC, Initial Term Loan, 6.254%,
994,987	07/01/2031 (c)	997,012
	Lumen Technologies Inc., Term B-1 Loan, 6.181%,
994,903	04/16/2029 (c)	991,112

		2,991,304

Principal Amount ($)		Value ($)
CONSUMER DISCRETIONARY – 3.6%
	Majordrive Holdings IV, LLC, Initial Term Loan, 7.934%,
994,792	06/01/2028	905,813

HEALTHCARE – 7.9%
	Bausch + Lomb Corp., First Incremental Term Loan, 7.716%,
994,911	09/29/2028	997,398
	Sotera Health Holdings, LLC, 2025
	Refinancing Term Loan, 6.340%,
997,500	05/30/2031	1,004,363

		2,001,761

INDUSTRIALS – 2.1%
	Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 8.466%,
527,357	03/15/2030 (c)	523,732

UTILITIES – 3.6%
	Dye & Durham Corp., Term Loan B, 8.022%,
997,360	04/11/2031	926,049

	Total U.S. Senior Loans (Cost $7,494,017)	7,348,659

Mortgage-Backed Securities – 15.8%
	BFLD Commercial Mortgage Trust,
	Series 2025-660F
1,000,000	6.11%, 11/15/2042	1,002,500
	DBC Mortgage Trust, Series 2025-DBC, Class D
	TSFR1M + 2.600%, 6.35%,
1,000,000	11/15/2042 (a)(c)	1,003,904
	SYCA Commercial Mortgage Trust,
	Series 2025-WAG, Class E
1,000,000	7.91%, 11/10/2042 (a)	1,012,681
	Wells Fargo Commercial Mortgage
	Trust, Series 2025-1918, Class D
1,000,000	8.62%, 9/15/2040 (a)	1,017,831

	Total Mortgage-Backed Securities (Cost $4,000,000)	4,036,916

Convertible Bonds – 8.1%
COMMUNICATION SERVICES – 3.9%
	Eventbrite
1,000,000	0.75%, 09/15/2026	985,500

INFORMATION TECHNOLOGY – 4.2%
	Confluent
1,000,000	0.00%, 01/15/2027 (d)	973,500
	Jamf Holding
100,000	0.13%, 09/01/2026	98,800

		1,072,300

	Total Convertible Bonds (Cost $2,055,744)	2,057,800

Shares
Exchange-Traded Fund – 4.0%
FIXED INCOME FUND – 4.0%
20,060	Janus Henderson AAA CLO ETF	1,014,635

	Total Exchange-Traded Fund (Cost $1,015,184)	1,014,635

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 10

Investment Portfolio (unaudited) (continued)

As of December 31, 2025	NexPoint Credit Catalyst Fund

Shares		Value ($)
Common Stock – 1.1%
ENERGY – 1.1%
7,900	Hess Midstream L.P., Class A	272,550

	Total Common Stock (Cost $255,944)	272,550

Cash Equivalents – 3.3%
MONEY MARKET FUND(e) – 3.3%
850,145	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.650%	850,145

	Total Cash Equivalents (Cost $850,145)	850,145

Total Investments – 107.5% (Cost $27,565,852)		27,353,290

Other Assets & Liabilities, Net – (7.5)%		(1,908,270)

Net Assets – 100.0%		25,445,020

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2025, these securities amounted to $12,772,224 or 50.2% of net assets.

(b)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of December 31, 2025, the SOFR 1 Month and SOFR 3 Month rates were 3.79% and 4.01%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.
(c)

Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Zero coupon security.
(e)	Rate reported is 7 day effective yield.

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  | 11

Investment Portfolio (unaudited) (concluded)

As of December 31, 2025	NexPoint Credit Catalyst Fund

Reverse Repurchase Agreements outstanding as of December 31, 2025 were as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
Mizuho	DBC Mortgage Trust, 2025-DBC, 11/15/2042	4.78	12/5/2025	1/7/2026	$(753,286)	$(750,000)	$(750,000)
Mizuho	Wells Fargo Commercial Mortgage Trust, 2025-1918, 9/15/2040	4.58	12/5/2025	1/7/2026	(828,464)	(825,000)	(825,000)
Mizuho	Wells Fargo Commercial Mortgage Trust, 2025-1918, 9/15/2040	4.78	12/5/2025	1/7/2026	(753,286)	(750,000)	(750,000)

Total Reverse Repurchase Agreements						$(2,325,000)	$(2,325,000)

SEE GLOSSARY ON PAGE 13 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  | 12

GLOSSARY: (abbreviations that may be used in the preceding statements)

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Other Abbreviations:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
PLC	Public Limited Company
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 13

Statements of Assets and Liabilities

As of December 31, 2025 (unaudited)	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)	Nexpoint Credit Catalyst Fund ($)
Assets:
Investments, at value	92,087,095	1,177,779,367	26,503,145
Cash equivalents (Note 2)	1,875,811	4,268,393	850,145
Cash	22,380	628,708	22,748
Restricted Cash (Note 2 and 3)	21,997,556	132,861,925	—
Foreign currency, at value	6,811	708,144	—
Unrealized gains on swap contracts	—	778,591	—
Repurchase Agreements, at value	1,252,190	1,420	—
Unrealized appreciation on forward foreign currency contracts	—	319,643	—
Foreign tax reclaim receivable	5,475	156,554	—
Receivable for:
Investments sold	—	3,218,804	15,234
Dividends and interest	183,164	1,701,254	263,284
Investment advisory and administration fees (Note 6)	—	—	32,254
Fund shares sold	504,265	11,848,729	—
Legal fees	—	—	—
Prepaid expenses and other assets	43,715	122,852	187,132

Total assets	117,978,462	1,334,394,384	27,873,942

Liabilities:
Securities sold short, at value (Note 2)	17,862,524	96,936,387	—
Reverse repurchase agreements	—	—	2,325,000
Unrealized losses on swap contracts	11,136	267,263	—
Due to broker	9,674,620	15,490,676	—
Unrealized depreciation on forward foreign currency contracts	—	764,936	—
Payable for:
Upon return of securities loaned (Note 4)	1,252,190	1,420	—
Fund shares redeemed	540,618	490,819	—
Investments purchased	236,780	4	—
Foreign currency	—	6	—
Unrealized loss on foreign currency spot contracts	—	59,952	—
Investment advisory and administration fees (Note 6)	70,258	1,049,903	—
Accounting services fees	21,202	81,079	9,240
Transfer agent fees	9,365	271,990	12,511
Distribution and shareholder servicing fees (Class A) (Note 6)	1,572	17,785	—
Distribution and shareholder servicing fees (Class C) (Note 6)	1,427	17,032	—
Trustees fees	—	—	4,639
Audit fees	31,900	34,557	29,230
Custodian fees	20,462	17,382	3,086
Reports to shareholders fees	10,398	43,760	18,824
Legal fees	—	150,910	—
Accrued expenses and other liabilities	8,707	23,219	26,392

Total liabilities	29,753,159	115,719,080	2,428,922

Net Assets	88,225,303	1,218,675,304	25,445,020

Net Assets Consist of:
Paid-in capital	264,286,255	1,198,750,212	25,640,720
Total distributable earnings (accumulated loss)	(176,060,952)	19,925,092	(195,700)

Net Assets	88,225,303	1,218,675,304	25,445,020

Investments, at cost	93,337,432	1,165,890,768	26,715,707
Repurchase Agreements, at cost	1,252,190	1,420	—
Cash equivalents, at cost (Note 2)	1,875,811	4,268,393	850,145
Foreign currency, at cost	6,671	705,321	—
Proceeds from securities sold short	16,830,573	96,360,240	—

Amounts	designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 14

Statements of Assets and Liabilities (concluded)

As of December 31, 2025 (unaudited)	NexPoint Funds I

	NexPoint Event Driven Fund $	NexPoint Merger Arbitrage Fund $	Nexpoint Credit Catalyst Fund $
Class A:
Net assets	5,172,759	59,401,110	100
Shares outstanding ($0.001 par value; unlimited shares authorized)	312,559	3,040,892	4
Net asset value per share(a)	16.55	19.53	24.96
Maximum offering price per share(b)(c)	17.51	20.67	26.41
Class C:
Net assets	1,651,407	19,732,963	100
Shares outstanding ($0.001 par value; unlimited shares authorized)	110,497	1,041,909	4
Net asset value and offering price per share(a)	14.95	18.94	25.05
Class Z:
Net assets	81,401,137	1,139,541,231	25,444,820
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,654,753	57,074,681	1,025,985
Net asset value, offering and redemption price per share	17.49	19.97	24.80

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)	The maximum sales charge is 5.50% for each Fund. On sales of $500,000 or more, there is no sales charge and therefore the offering price will be lower.

Amounts	designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 15

Statement of Operations

For the six months ended December 31, 2025 (unaudited)	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)	Nexpoint Credit Catalyst Fund ($)(1)
Investment Income:
Income:
Dividends from unaffiliated issuers	503,119	4,984,068	19,252
Less: Foreign taxes withheld	(1,655)	(145,812)	—
Interest from unaffiliated issuers	515,716	7,627,623	788,821
Securities lending income (Note 4)	8,861	8,348	—

Total income	1,026,041	12,474,227	808,073

Expenses:
Investment advisory (Note 6)	452,673	5,772,024	118,492
Administration fees (Note 6)	103,167	1,157,176	32,466
Distribution and shareholder servicing fees: (Note 6)
Class A	9,080	107,204	—
Class C	8,604	106,796	—
Accounting services fees (Note 6)	50,190	682,898	9,978
Transfer agent fees	54,623	1,179,308	14,547
Legal fees	18,453	268,332	72,326
Registration fees	29,195	47,570	27,081
Audit fees	27,900	30,625	29,230
Interest expense and commitment fees	19,248	19,473	21,834
Insurance	4,539	131,566	2,513
Trustees fees (Note 6)	14,862	185,694	9,083
Reports to shareholders	17,561	103,207	27,087
Custodian/wire agent fees	28,667	49,540	3,086
Pricing fees	2,641	34,086	4,600
Dividends and fees on securities sold short (Note 2)	104,631	521,242	—
Other	24,367	226,913	16,508

Total operating expenses before waiver and reimbursement	970,401	10,623,654	388,831
Less: Expenses waived or borne by the adviser and administrator (Note 6)	(149,827)	(976,464)	(118,492)
Less: Reimbursement from Adviser	—	—	(86,357)

Net operating expenses	820,574	9,647,190	183,982

Net investment income	205,467	2,827,037	624,091

Realized gain (loss) on:
Investments from unaffiliated issuers	4,567,056	31,291,072	33,191
Securities sold short (Note 2)	(989,898)	6,085,832	—
Swap contracts (Note 3)	(41,990)	182,778	—
Written options contracts (Note 3)	(123,730)	(3,568,944)	—
Forward foreign currency contracts (Note 3)	16,837	1,447,053	—
Foreign currency transactions	(92,045)	(1,078,825)	—

Net realized gain	3,336,230	34,358,966	33,191

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	16,200	(1,156,132)	(212,562)
Securities sold short (Note 2)	(281,245)	(2,654,131)	—
Swap contracts (Note 3)	33,171	391,344	—
Written options contracts (Note 3)	52,780	580,000	—
Forward foreign currency contracts (Note 3)	201,503	2,430,200	—
Foreign currency translation	(5,784)	(70,634)	—

Net change in unrealized appreciation (depreciation)	16,625	(479,353)	(212,562)

Net realized and unrealized gain (loss)	3,352,855	33,879,613	(179,371)

Total increase in net assets resulting from operations	3,558,322	36,706,650	444,720

(1)	Commenced operations on July 1, 2025.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 16

Statements of Changes in Net Assets

NexPoint Funds I

	NexPoint Event Driven Fund
	Six Months Ended December 31, 2025 (unaudited) ($)	Year Ended June 30, 2025 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	205,467	130,040
Net realized gain	3,336,230	2,547,212
Net increase in unrealized appreciation	16,625	336,242

Net increase from operations	3,558,322	3,013,494

Distributions:
Class A	—	(10,588)
Class Z	—	(393,697)

Total distributions	—	(404,285)

Increase in net assets from operations	3,558,322	2,609,209

Share transactions:
Proceeds from sale of shares
Class A	688,078	735,600
Class C	127,500	400,406
Class Z	14,813,161	63,888,582
Value of distributions reinvested
Class A	—	10,394
Class Z	—	393,658
Cost of shares redeemed
Class A	(373,143)	(853,324)
Class C	(149,775)	(323,003)
Class Z	(13,886,627)	(27,046,296)

Net increase from shares transactions	1,219,194	37,206,017

Total increase in net assets	4,777,516	39,815,226

Net Assets
Beginning of period	83,447,787	43,632,561

End of period	88,225,303	83,447,787

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 17

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Event Driven Fund
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Class A:
Shares Sold	41,353	47,025
Issued for distribution reinvested	—	668
Shares Redeemed	(22,078)	(54,829)

Net increase (decrease) in fund shares	19,275	(7,136)

Class C:
Shares Sold	8,578	28,303
Shares Redeemed	(9,874)	(22,899)

Net increase (decrease) in fund shares	(1,296)	5,404

Class Z:
Shares Sold	837,391	3,880,154
Issued for distribution reinvested	—	24,047
Shares Redeemed	(789,565)	(1,637,593)

Net increase in fund shares	47,826	2,266,608

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 18

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Six Months Ended December 31, 2025 (unaudited) ($)	Year Ended June 30, 2025 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	2,827,037	5,512,667
Net realized gain	34,358,966	39,189,195
Net increase (decrease) in unrealized appreciation (depreciation)	(479,353)	5,869,316

Net increase from operations	36,706,650	50,571,178

Distributions:
Class A	(1,441,198)	(2,955,140)
Class C	(442,967)	(999,370)
Class Z	(27,126,776)	(42,296,456)

Total distributions	(29,010,941)	(46,250,966)

Increase in net assets from operations	7,695,709	4,320,212

Share transactions:
Proceeds from sale of shares
Class A	2,686,078	9,619,714
Class C	992,140	3,602,960
Class Z	255,284,350	564,139,037
Value of distributions reinvested
Class A	1,406,150	2,877,356
Class C	441,322	995,206
Class Z	27,049,406	42,147,924
Cost of shares redeemed
Class A	(6,738,724)	(13,286,256)
Class C	(4,129,316)	(8,122,548)
Class Z	(163,953,965)	(299,227,778)

Net increase from shares transactions	113,037,441	302,745,615

Total increase in net assets	120,733,150	307,065,827

Net Assets
Beginning of period	1,097,942,154	790,876,327

End of period	1,218,675,304	1,097,942,154

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 19

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Class A:
Shares Sold	137,323	494,960
Issued for distribution reinvested	72,279	148,868
Shares Redeemed	(344,606)	(683,708)

Net decrease in fund shares	(135,004)	(39,880)

Class C:
Shares Sold	52,283	191,067
Issued for distribution reinvested	23,391	53,016
Shares Redeemed	(217,722)	(430,888)

Net decrease in fund shares	(142,048)	(186,805)

Class Z:
Shares Sold	12,776,447	28,411,732
Issued for distribution reinvested	1,360,485	2,135,268
Shares Redeemed	(8,207,321)	(15,072,874)

Net increase in fund shares	5,929,611	15,474,126

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 20

Statements of Changes in Net Assets (continued)

NexPoint Funds I

Nexpoint Credit Catalyst Fund(1)
Period Ended December 31, 2025 (unaudited) ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	624,091
Net realized gain	33,191
Net decrease in unrealized (depreciation)	(212,562)

Net increase from operations	444,720

Distributions:
Class Z	(640,420)

Total distributions	(640,420)

Decrease in net assets from operations	(195,700)

Share transactions:
Proceeds from sale of shares
Class A	100
Class C	100
Class Z	25,000,100
Value of distributions reinvested
Class Z	640,420

Net increase from shares transactions	25,640,720

Total increase in net assets	25,445,020

Net Assets
Beginning of period	—

End of period	25,445,020

(1)	Commenced operations on July 1, 2025.

Amounts	designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 21

Statements of Changes in Net Assets (concluded)

NexPoint Funds I

Nexpoint Credit Catalyst Fund(1)
Period Ended December 31, 2025 (unaudited)
Class A:
Shares Sold	4

Net increase in fund shares	4

Class C:
Shares Sold	4

Net increase in fund shares	4

Class Z:
Shares Sold	1,000,004
Issued for distribution reinvested	25,981

Net increase in fund shares	1,025,985

(1)	Commenced operations on July 1, 2025.

Amounts	designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 22

Statement of Cash Flows

For the six months ended December 31, 2025 (unaudited)	NexPoint Event Driven Fund

$
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	3,558,322

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(134,161,836)
Proceeds from disposition of investment securities from unaffiliated issues	151,982,727
Purchases of securities sold short	32,857,225
Proceeds of securities sold short	(36,644,889)
Net proceeds received from written options contracts	(348,500)
Proceeds from sales of repurchase agreements, net	(1,251,776)
Net (amortization) accretion of discount	28,038
Net realized (gain) on Investments from unaffiliated issuers	(4,567,056)
Net realized loss on securities sold short, written options contracts and foreign currency related transactions	1,188,836
Net change in unrealized (appreciation) depreciation on investments, securities sold short, written and purchased options contracts, forward foreign currency contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	(14,990)
(Increase) Decrease in receivable for investments sold	2,275,926
(Increase) Decrease in dividends and interest receivable	157,052
(Increase) Decrease in foreign currency receivable	1,287
(Increase) Decrease foreign tax reclaim receivable	29,164
(Increase) Decrease in prepaid expenses and other assets	(14,849)
Increase (Decrease) in due to broker	(13,627,268)
Increase (Decrease) in payable upon receipt of securities on loan	1,251,776
Increase (Decrease) in payable for investments purchased	(3,657,187)
Increase (Decrease) in payables to related parties	68,900
Increase (Decrease) in payable for distribution and shareholder servicing fees	374
Increase (Decrease) in payable to transfer agent fees	(8,202)
Increase (Decrease) in accrued expenses and other liabilities	(22,802)

Net cash flow provided by operating activities	(919,728)

Cash Provided by Financing Activities:
Payments on shares redeemed	(13,915,573)
Proceeds from shares sold	15,235,576

Net cash flow provided by financing activities	1,320,003

Effect of exchange rate changes on cash	(80,989)

Net increase in Cash	319,286

Cash and Foreign Currency/Due to Custodian:
Beginning of period	23,583,272

End of period	23,902,558

End of Period Cash Balances:
Cash	22,380
Cash equivalent	1,875,811
Foreign currency, at value	6,811
Restricted cash	21,997,556

End of period	23,902,558

Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense and commitment fees	19,248

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 23

Financial Highlights

NexPoint Event Driven Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$15.88		$15.23	$14.42	$13.86	$18.27	$15.46

Income from Investment Operations:

Net investment income (loss)(a)(b)	0.01		(0.01)	0.65	0.12	(0.25)	(0.36)

Net realized and unrealized gain (loss)	0.66		0.70	0.50	0.44	(4.16)	3.17

Total from Investment Operations	0.67		0.69	1.15	0.56	(4.41)	2.81

Less Distributions Declared to shareholders:

From net investment income	—		(0.04)	(0.34)	—	—	—

Total distributions declared to shareholders	—		(0.04)	(0.34)	—	—	—

Net Asset Value, End of Period(c)	$16.55		$15.88	$15.23	$14.42	$13.86	$18.27

Total Return(c)(d)	4.22%		4.51%	8.10%	4.04%	(24.14)%	18.18%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$5,173		$4,658	$4,576	$6,028	$6,479	$10,937

Gross operating expenses(g)	2.46%		3.07%	3.39%	3.17%	3.04%	2.62%

Net investment income (loss)	0.13%		(0.07)%	4.37%	0.87%	(1.70)%	(2.03)%

Portfolio turnover rate	62	%(h)	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:
(h)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.12%	2.62%	2.70%	2.30%	2.27%	2.62%

Interest expense and commitment fees	0.04%	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 24

Financial Highlights (continued)

NexPoint Event Driven Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.39		$13.86	$13.14	$12.71	$ 16.86	$14.36

Income from Investment Operations:

Net investment income (loss)(a)(b)	(0.04)		(0.10)	0.50	0.05	(0.33)	(0.44)

Net realized and unrealized gain (loss)	0.60		0.63	0.47	0.38	(3.82)	2.94

Total from Investment Operations	0.56		0.53	0.97	0.43	(4.15)	2.50

Less Distributions Declared to shareholders:

From net investment income	—		—	(0.25)	—	—	—

Total distributions declared to shareholders	—		—	(0.25)	—	—	—

Net Asset Value, End of Period(c)	$14.95		$14.39	$13.86	$13.14	$12.71	$16.86

Total Return(c)(d)	3.89%		3.82%	7.43%	3.38%	(24.61)%	17.41%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$1,651		$1,609	$1,474	$1,998	$2,492	$5,781

Gross operating expenses(g)	3.10%		3.72%	4.04%	3.82%	3.68%	3.27%

Net investment income (loss)	(0.52)%		(0.71)%	3.68%	0.38%	(2.38)%	(2.69)%

Portfolio turnover rate	62	%(h)	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:
(h)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.77%	3.27%	3.35%	2.95%	2.92%	3.27%

Interest expense and commitment fees	0.04%	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%	—

Amounts	designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 25

Financial Highlights (concluded)

NexPoint Event Driven Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.75		$16.06	$15.19	$14.55	$19.11	$16.12

Income from Investment Operations:

Net investment income (loss)(a)	0.04		0.04	0.51	0.10	(0.18)	(0.31)

Net realized and unrealized gain (loss)	0.70		0.74	0.76	0.54	(4.38)	3.30

Total from Investment Operations	0.74		0.78	1.27	0.64	(4.56)	2.99

Less Distributions Declared to shareholders:

From net investment income	—		(0.09)	(0.40)	—	—	—

Total distributions declared to shareholders	—		(0.09)	(0.40)	—	—	—

Net Asset Value, End of Period(b)	$17.49		$16.75	$16.06	$15.19	$14.55	$19.11

Total Return(b)(c)	4.42%		4.88%	8.51%	4.40%	(23.86)%	18.55%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$81,401		$77,181	$37,582	$20,546	$14,329	$7,657

Gross operating expenses(f)	2.10%		2.72%	3.05%	2.82%	2.68%	2.27%

Net investment income (loss)	0.49%		0.23%	3.27%	0.68%	(1.20)%	(1.68)%

Portfolio turnover rate	62	%(g)	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.77%	2.27%	2.35%	1.95%	1.92%	2.27%

Interest expense and commitment fees	0.04%	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 26

Financial Highlights

NexPoint Merger Arbitrage Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.41		$19.31	$18.84	$19.53	$20.25	$19.86

Income from Investment Operations:

Net investment income (loss)(a)	0.02		0.07	0.45	0.07	(0.22)	0.02

Net realized and unrealized gain	0.57		0.97	0.95	0.17	0.69	1.53

Total from Investment Operations	0.59		1.04	1.40	0.24	0.47	1.55

Less Distributions Declared to shareholders:

From net investment income	(0.47)		(0.94)	(0.93)	(0.35)	(0.36)	—

From net realized gains	—		—	—	—	(0.47)	(1.16)

From return of capital	—		—	—	(0.58)	(0.36)	—

Total distributions declared to shareholders	(0.47)		(0.94)	(0.93)	(0.93)	(1.19)	(1.16)

Net Asset Value, End of period(b)	$19.53		$19.41	$19.31	$18.84	$19.53	$20.25

Total Return(b)(c)	3.06%		5.48%	7.56%	1.21%	2.39%	8.02%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$59,401		$61,638	$62,111	$69,140	$99,317	$65,019

Gross operating expenses(f)	2.15%		2.40%	2.69%	2.34%	2.40%	2.69%

Net investment income (loss)	0.19%		0.35%	2.36%	0.35%	(1.09)%	0.12%

Portfolio turnover rate	178	%(g)	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.98%	2.20%	2.44%	2.20%	2.17%

Interest expense and commitment fees	—	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.09%	0.31%	0.53%	0.31%	0.27%

Distribution fees and amortized merger costs	0.35%	0.35%	0.35%	0.35%	0.35%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 27

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.83		$18.77	$18.33	$19.03	$19.82	$19.58

Income from Investment Operations:

Net investment income (loss)(a)	(0.04)		(0.05)	0.33	(0.16)	(0.37)	(0.09	)(b)

Net realized and unrealized gain	0.56		0.93	0.92	0.27	0.69	1.49

Total from Investment Operations	0.52		0.88	1.25	0.11	0.32	1.40

Less Distributions Declared to shareholders:

From net investment income	(0.41)		(0.82)	(0.81)	(0.30)	(0.33)	—

From net realized gains	—		—	—	—	(0.47)	(1.16)

From return of capital	—		—	—	(0.51)	(0.31)	—

Total distributions declared to shareholders	(0.41)		(0.82)	(0.81)	(0.81)	(1.11)	(1.16)

Net Asset Value, End of period(c)	$18.94		$18.83	$18.77	$18.33	$19.03	$19.82

Total Return(c)(d)	2.76%		4.75%	6.92%	0.58%	1.68%	7.34%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$19,733		$22,295	$25,726	$29,894	$26,195	$10,886

Gross operating expenses(g)	2.80%		3.05%	3.34%	2.99%	3.05%	3.34%

Net investment income (loss)	(0.46)%		(0.26)%	1.75%	(0.83)%	(1.89)%	(0.44)%

Portfolio turnover rate	178	%(h)	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The per share amount for net investment income (loss) between classes does not accord the aggregate net investment income for the period due to the size of Class C relative to the other classes.
(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:
(h)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.63%	2.85%	3.09%	2.85%	2.82%

Interest expense and commitment fees	—	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.09%	0.31%	0.53%	0.31%	0.27%

Distribution fees and amortized merger costs	1.00%	1.00%	1.00%	1.00%	1.00%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 28

Financial Highlights (concluded)

NexPoint Merger Arbitrage Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2025 (unaudited)		For the Years Ended June 30,
			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.83		$19.71	$19.21	$19.89	$20.58	$20.09

Income from Investment Operations:

Net investment income (loss)(a)	0.05		0.13	0.58	0.10	(0.25)	0.09

Net realized and unrealized gain	0.59		1.00	0.92	0.22	0.80	1.56

Total from Investment Operations	0.64		1.13	1.50	0.32	0.55	1.65

Less Distributions Declared to shareholders:

From net investment income	(0.50)		(1.01)	(1.00)	(0.38)	(0.40)	—

From net realized gains	—		—	—	—	(0.47)	(1.16)

From return of capital	—		—	—	(0.62)	(0.37)	—

Total distributions declared to shareholders	(0.50)		(1.01)	(1.00)	(1.00)	(1.24)	(1.16)

Net Asset Value, End of period(b)	$19.97		$19.83	$19.71	$19.21	$19.89	$20.58

Total Return(b)(c)	3.28%		5.83%	7.95%	1.61%	2.74%	8.43%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$1,139,541		$1,014,009	$703,040	$929,796	$1,055,082	$133,790

Gross operating expenses(f)	1.80%		2.05%	2.33%	1.99%	2.05%	2.34%

Net investment income (loss)	0.53%		0.66%	2.97%	0.52%	(1.24)%	0.43%

Portfolio turnover rate	178	%(g)	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

	For the Six Months Ended December 31, 2025 (unaudited)	For the Years Ended June 30,
		2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.63%	1.85%	2.09%	1.85%	1.82%

Interest expense and commitment fees	—	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.09%	0.31%	0.53%	0.31%	0.27%

Distribution fees and amortized merger costs	—	—	—	—	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 29

Financial Highlights

NexPoint Credit Catalyst Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended December 31, 2025* (unaudited)

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	0.61

Net realized and unrealized loss	(0.65)

Total from Investment Operations	(0.04)

Less Distributions Declared to shareholders:

Total distributions declared to shareholders	—

Net Asset Value, End of Period(b)	$24.96

Total Return(b)(c)	(0.16)%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$—

Gross operating expenses(f)	2.79%

Net investment income (loss)	4.82%

Portfolio turnover rate	67	%(g)

*	Commenced operations on July 1, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended December 31, 2025* (unaudited)

Net operating expenses (net of waiver/reimbursement, if

applicable, but gross of all other operating expenses)	1.48%

Interest expense and commitment fees	0.18%

Dividends and fees on securities sold short	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 30

Financial Highlights (continued)

NexPoint Credit Catalyst Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended December 31, 2025* (unaudited)

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	0.68

Net realized and unrealized loss	(0.63)

Total from Investment Operations	0.05

Less Distributions Declared to shareholders:

Total distributions declared to shareholders	—

Net Asset Value, End of Period(b)	$25.05

Total Return(b)(c)	0.20%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$—

Gross operating expenses(f)	2.79%

Net investment income (loss)	5.37%

Portfolio turnover rate	67	%(g)

*	Commenced operations on July 1, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended December 31, 2025* (unaudited)

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.48%

Interest expense and commitment fees	0.18%

Dividends and fees on securities sold short	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.| 31

Financial Highlights (concluded)

NexPoint Credit Catalyst Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended December 31, 2025* (unaudited)

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	0.63

Net realized and unrealized loss	(0.19)

Total from Investment Operations	0.44

Less Distributions Declared to shareholders:

From net investment income	(0.63)

From net realized gains	(0.01)

Total distributions declared to shareholders	(0.64)

Net Asset Value, End of Period(b)	$24.80

Total Return(b)(c)	1.78%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$25,445

Gross operating expenses(f)	3.12%

Net investment income (loss)	5.00%

Portfolio turnover rate	67	%(g)

*	Commenced operations on July 1, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended December 31, 2025* (unaudited)

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.48%

Interest expense and commitment fees	0.18%

Dividends and fees on securities sold short	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 32

Notes to Financial Statements (unaudited)

December 31, 2025	NexPoint Funds I

Note 1. Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of December 31, 2025, each of which is non-diversified. This report includes information for the six months ended December 31, 2025, for NexPoint Event Driven Fund (the “Event Driven Fund”), NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and NexPoint Credit Catalyst Fund (the “Credit Catalyst Fund”) (each a “Fund” and, collectively, the “Funds”).

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%

Event Driven Fund	5.50

Merger Arbitrage Fund	5.50

Credit Catalyst Fund	5.50

There is no front-end sales charge imposed on individual purchases of Class A Shares of $500,000 or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $500,000 or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Z Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Segment Reporting

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard resulted in new financial statement disclosures and did not affect each Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The portfolio managers, as a team, have been identified as the CODM for each Fund. Through its management, investment, and operating functions, the portfolio managers are responsible for assessing performance and making decisions about resource allocation for each Fund’s. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within each Fund’s Investment Portfolio, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

Use of Estimates

The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies applicable

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 33

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily avail- able, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to:

(i) the fundamental analytical data relating to the investment;

(ii) the nature and duration of restrictions on disposition of the securities; and

(iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 34

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2025, the Funds’ investments consisted of common stocks, corporate obligations, convertible bonds, senior loans, asset-backed securities, exchange-traded funds, master limited partnerships (MLPs), repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options, swaps and reverse repurchase agreements.

The fair value of the Funds’ common stocks, corporate obligations, convertible bonds, senior loans, asset-backed securities, exchange-traded funds, master limited partnerships (MLPs), repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options, swaps and reverse repurchase agreements that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 35

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets and liabilities as of December 31, 2025 is as follows:

	Total value at December 31, 2025 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)

Event Driven Fund

Assets

Common Stock(2)	78,601,464	78,465,484	—	135,980

Corporate Obligations	7,083,452	—	7,083,452	—

Master Limited Partnerships	3,846,597	3,846,597	—	—

U.S. Senior Loans	2,369,149	—	2,369,149	—

Warrants	124,275	—	124,275	—

Rights(2)	62,158	—	—	62,158

Repurchase Agreements	1,252,190	—	1,252,190	—

Cash Equivalents	1,875,811	1,875,811	—	—

Total Assets	95,215,096	84,187,892	10,829,066	198,138

Liabilities

Securities Sold Short

Common Stock	(17,862,524)	(17,862,524)	—	—

Other Financial Instruments

Total Return Swaps(3)	(11,136)	—	(11,136)	—

Total Liabilities	(17,873,660)	(17,862,524)	(11,136)	—

Total	77,341,436	66,325,368	10,817,930	198,138

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	Forward Foreign Currency Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 36

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

	Total value at December 31, 2025 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)

Merger Arbitrage Fund

Assets

Common Stock(2)	1,042,070,654	1,039,995,477	—	2,075,177

U.S. Senior Loans	76,196,324	—	76,196,324	—

Corporate Obligations	52,521,214	—	52,521,214	—

Asset-Backed Securities	5,326,869	—	5,326,869	—

Warrants	1,153,027	1,019,000	133,175	852

Rights(2)	511,279	—	—	511,279

Repurchase Agreements	1,420	—	1,420	—

Cash Equivalents	4,268,393	4,268,393	—	—

Other Financial Instruments

Total Return Swaps(3)	778,591	—	778,591	—

Forward Foreign Currency Contracts(3)	319,643	—	319,643	—

Total Assets	1,183,147,414	1,045,282,870	135,277,236	2,587,308

Liabilities

Securities Sold Short

Common Stock	(96,936,387)	(96,936,387)	—	—

Other Financial Instruments

Total Return Swaps(3)	(267,263)	—	(267,263)	—

Forward Foreign Currency Contracts(3)	(764,936)	—	(764,936)	—

Total Liabilities	(97,968,586)	(96,936,387)	(1,032,199)	—

Total	1,085,178,828	948,346,483	134,245,037	2,587,308

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	Forward Foreign Currency Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

	Total value at December 31, 2025 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)

Credit Catalyst Fund

Assets

Corporate Obligations	11,772,585	—	11,772,585	—

U.S. Senior Loans	7,348,659	—	7,348,659	—

Mortgage-Backed Securities	4,036,916	—	4,036,916	—

Convertible Bonds	2,057,800	—	2,057,800	—

Exchange-Traded Funds	1,014,635	1,014,635	—	—

Common Stock(1)	272,550	272,550	—	—

Cash Equivalents	850,145	850,145	—	—

Total Assets	27,353,290	2,137,330	25,215,960	—

Liabilities

Other Financial Instruments

Reverse Repurchase Agreements	(2,325,000)	—	(2,325,000)	—

Total Liabilities	(2,325,000)	—	(2,325,000)	—

Total	25,028,290	2,137,330	22,890,960	—

(1)	See Investment Portfolio detail for industry breakout.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 37

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended December 31, 2025, there were two transfers into Level 3 for the Funds. For the six months ended December 31, 2025, transfers in to Level 3 for the Funds were due to the lack of observable inputs to determine fair value. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks, rights and warrants are: implied price and probability weighting. Significant decreases (increases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund intend to pay distributions from net investment income, if any, on an annual and quarterly basis, respectively.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Event Driven Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s) and restricted cash held at broker(s).

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 38

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report. These balances may exceed the federally insured limits under the Federal Deposit Insurance Corporation (“FDIC”).

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $21,997,556 and $132,861,925 was held with the broker for the Event Driven Fund and the Merger Arbitrage Fund, respectively. Additionally, securities valued at $43,619,707 and $323,058,723 were posted in the Event Driven Fund and the Merger Arbitrage Fund’s segregated accounts as collateral, respectively. A Fund’s loss on a short sale could be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

During the six months ended December 31, 2025, the Credit Catalyst Fund did not invest in Securities Sold Short.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 39

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

During the six months ended December 31, 2025, the Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended December 31, 2025, the Event Driven Fund and the Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds. Restricted cash in the amount of $0 and $0 was held with the broker for the Event Driven Fund and the Merger Arbitrage Fund, respectively.

During the six months ended December 31, 2025, the Credit Catalyst Fund did not invest in option contracts.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies.

A reverse repurchase transaction is a repurchase transaction in which the Fund is the seller of securities or other assets and agrees to repurchase them at a date certain or on demand.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 40

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

For the six months ended December 31, 2025, the Credit Catalyst Fund had investments in reverse repurchase agreements with a gross value of $2,325,000.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage their exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statements of Assets and Liabilities, respectively, and amortized over the life of the swap. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Premiums paid or received are recognized as realized gain or loss in the Statement of Operations.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statements of Operations and Changes in Net Assets as realized gains or losses, respectively. As of December 31, 2025, the Event Driven Fund and the Merger Arbitrage were party to open swap contracts having a net fair value of $(11,136) and $511,328, respectively.

During the six months ended December 31, 2025, the Credit Catalyst Fund did not invest in swap contracts.

Forward Foreign Currency Contracts

The Funds may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies. A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2025, the Merger Arbitrage Fund had open forward foreign currency contracts having a net unrealized depreciation of $505,245.

As of December 31, 2025, the Event Driven Fund and the Credit Catalyst Fund did not invest in forward foreign currency contracts.

Additional Derivative Information

The Funds are required to disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statements of Assets and Liabilities have the following risk exposure at December 31, 2025:

	Fair Value

Fund	Asset Derivative		Liability Derivative

Event Driven Fund

Equity Price Risk	$—		$11,136	(1)

Merger Arbitrage Fund

Equity Price Risk	$778,591	(1)	$267,263	(1)

Foreign Exchange Risk	319,643	(2)	764,936	(2)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on total return swaps.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on forward foreign currency contracts.

Amount	designated as “ —” is $0.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 41

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

To reduce counterparty credit risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION  | 42

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2025:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities	Gross Liabilities Recognized in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount

Event Driven Fund

Swaps — Liabilities	—	(11,136)	(11,136)	—	—	(11,136)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities	Gross Liabilities Recognized in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount

Merger Arbitrage Fund

Forward Currency Contracts — Assets	$319,643	$—	$319,643	$(319,643)	$—	$—

Forward Currency Contracts — Liabilities	—	(764,936)	(764,936)	319,643	—	(445,293)

Swaps — Assets	778,591	—	778,591	(267,263)	—	511,328

Swaps — Liabilities	—	(267,263)	(267,263)	267,263	—	—

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2025, is as follows:

	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives

Event Driven Fund

Equity Price Risk	$32,248	(1)(2)(3)	$264,766	(5)(6)(7)

Foreign Exchange Risk	16,837	(4)	201,503	(8)

Merger Arbitrage Fund

Equity Price Risk	$(3,045,038	)(1)(2)(3)	$2,936,344	(5)(6)(7)

Foreign Exchange Risk	1,447,053	(4)	2,430,200	(8)

(1)	Statement of Operations location: Investments from unaffiliated issuers amounting $197,968 and $341,128 for Event Driven Fund and Merger Arbitrage Fund, respectively.
(2)	Statement of Operations location: Realized gain (loss) on swap contracts.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts.
(4)	Statement of Operations location: Realized gain (loss) on Forward foreign currency contracts.
(5)	Statement of Operations location: Investments from unaffiliated issuers amounting $178,815 and $1,965,000 for Event Driven Fund and Merger Arbitrage Fund, respectively.
(6)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts.
(7)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts.
(8)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on Forward foreign currency contracts.

The average monthly volume of derivative activity for the six months ended December 31, 2025 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)

Event Driven Fund

Purchased Options Contracts	1,068	$167,014

Written Options Contracts	(641)	(89,921)

Forward Contracts Long	—	5,626,560

Forward Contracts Short	—	(5,647,185)

Swap Contracts	—	22,797

Merger Arbitrage Fund

Purchased Options Contracts	4,544	$700,055

Written Options Contracts	(3,214)	(1,640,179)

Forward Contracts Long	—	176,069,673

Forward Contracts Short	—	(175,844,601)

Swap Contracts	—	611,889

Amounts designated as “—” are $0.

Note 4. Securities Lending

Effective January 7, 2020, the Investment Adviser entered into a securities lending agreement with The Bank of New York Mellon (“BNY” or the “Lending Agent”).

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 43

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement (“SLA”), which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of December 31, 2025:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received(1)	Net Amount

Event Driven Fund	$4,946,807	$1,252,190	$3,694,617	$—

Merger Arbitrage Fund	$5,626,824	$1,420	$5,625,404	$—

(1)	Collateral received in excess of fair value of securities on loan is not presented in this table. The total collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at December 31, 2025 are shown in the Investment Portfolio. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2025:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Event Driven Fund

Repurchase Agreements	$1,252,190	$—	$—	$—	$1,252,190

U.S. Government Securities	—	3,575	23,659	3,782,534	3,809,768

Total	$1,252,190	$3,575	$23,659	$3,782,534	$5,061,958

Merger Arbitrage Fund

Repurchase Agreements	$1,420	$—	$—	$—	$1,420

U.S. Government Securities	—	234,122	46,504	5,460,395	5,741,021

Total	$1,420	$234,122	$46,504	$5,460,395	$5,742,441

Amounts designated as “—” are $0.

Each Fund could seek additional income by making secured loans of its portfolio securities through its custodian. Such loans would be in an amount not greater than one-third of the value of the Fund’s total assets. BNY would charge a fund fees based on a percentage of the securities lending income.

The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day.

The Funds would receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower would pay the Fund a loan premium fee. If the collateral consists of cash, BNY would reinvest the cash in repurchase agreements and money market accounts. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund would recall the loaned securities

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 44

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

upon reasonable notice in order that the securities could be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also could call such loans in order to sell the securities involved.

Securities lending transactions were entered into pursuant to SLA, which would provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaulted, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by BNY. BNY’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Note 5. U.S. Federal Income Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, deferred losses from unsettled short transactions, capitalized dividend, passive foreign investment company, swap income, constructive sale gain, defaulted bonds, tax treatment of net operating loss and different treatment for gains and losses on paydowns for tax purposes. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2025, permanent differences mainly resulting from remaining capital loss carryover subject to annual limitation and non-deductible expenses from partnership investments, were identified and reclassified amount the components of the Funds’ net assets as follows:

	Distributable Earnings (Loss)	Paid-in-Capital

Event Driven Fund	$590	$(590)

Merger Arbitrage Fund	(474,307)	474,307

At June 30, 2025, the Funds’ most recent tax year end, components of distributable earnings (accumulated losses) on a tax basis is as follows:

	Undistributed Income	Undistributed Long-Term Capital Gain	Other Temporary Differences(1)	Accumulated Capital and Ordinary Deferral Losses	Net Tax Appreciation/ (Depreciation)	Total Distributable Earnings (Accumulated Losses)

Event Driven Fund	$—	$—	$(1)	$(177,378,993)	$(2,240,870)	$(179,619,864)

Merger Arbitrage Fund	—	—	5,563,413	(7,991,879)	14,657,849	12,229,383

(1)	Other temporary differences for Merger Arbitrage Fund is comprised primarily of the remaining capital loss carryover subject to annual limitation.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 45

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

At June 30, 2025, the respective Funds had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains. For Merger Arbitrage Fund the capital loss carryover may be subject to annual limitations.

Fund	No Expiration Short-Term	No Expiration Long-Term	Total

Event Driven Fund	$162,808,605	$14,038,615	$176,847,220

Merger Arbitrage Fund	5,565,228	—	5,565,228

For the fiscal year ended June 30, 2025, the Event Driven Fund utilized capital losses carryover from prior years in the amount of $3,055,768 and Merger Arbitrage Fund utilized capital losses carryover from prior years in the amount of $474,307.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through June 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through June 30, 2025. For the fiscal year ended June 30, 2025, the Funds elected to defer the following losses:

Fund	Realized Capital Losses	Ordinary Losses

Event Driven Fund	$—	$531,772

Merger Arbitrage Fund	—	2,426,651

The tax character of distributions paid during the years ended June 30 is as follows:

	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total Distribution Paid

Event Driven Fund

2025	$404,285	$—	$—	$404,285

2024	707,000	—	—	707,000

Merger Arbitrage Fund

2025	$46,250,966	$—	$—	$46,250,966

2024	38,974,307	—	—	38,974,307

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at December 31, 2025 were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Tax Cost

Event Driven Fund	$4,051,445	$(5,301,783)	$(1,250,338)	$96,465,433

Merger Arbitrage Fund	14,763,605	(2,875,006)	11,888,599	1,170,160,581

Credit Catalyst Fund	102,615	(315,177)	(212,562)	27,565,852

For Federal income tax purposes, the cost of investments owned at December 31, 2025 were different from amounts reported for financial reporting purposes primarily due to investments in partnerships, passive foreign investment company, wash sale losses and constructive sales.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 46

Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Note 6. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

For its investment advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the six months ended December 31, 2025:

Fund	Annual Advisory Fee Rate to the Investment Adviser

Event Driven Fund	1.00%

Merger Arbitrage Fund	1.00%

Credit Catalyst Fund	0.95%

NexPoint has entered into a Services Agreement (the “Services Agreement”) with Skyview Group (“Skyview”) pursuant to which NexPoint will receive administrative and operational support services to enable it to provide the required advisory services to the Funds. The Investment Adviser, and not the Funds, will compensate all Investment Adviser and Skyview personnel who provide services thereunder.

Certain Skyview personnel are dual-employees of NexPoint Services, Inc., a wholly-owned subsidiary of the Investment Adviser. The same services are being performed by the dual- employees. The Investment Adviser, and not the Funds, will compensate all Investment Adviser, Skyview, and dual-employee personnel who provide services to the Funds.

Administration Fees

NexPoint provides administration services to the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of Fund’s Average Daily Managed Assets. Under a separate sub-administration agreement, NexPoint delegates certain administrative functions and pays SEI Investments Global Funds Services (the “Sub-Administrator”) a portion of the fees it receives from each Fund.

Service and Distribution Fees

NexPoint Securities, Inc. (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the six months ended December 31, 2025, the Underwriter received $2,202.69, $5,651.03, and $0 front end sales charges for Class A Shares of the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund, respectively. The Underwriter did not receive CDSC fees for Class C Shares of the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares

Event Driven Fund	0.35%	1.00%

Merger Arbitrage Fund	0.35%	1.00%

Credit Catalyst Fund	0.35%	1.00%

For the six months ended December 31, 2025, the Distribution and Service fees, which are included on the Statements of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees

Event Driven Fund	$9,080	$8,604

Merger Arbitrage Fund	107,204	106,796

Expense Limits and Fee Reimbursements

For the Event Driven Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Expenses”)) to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2026, and may not be terminated prior to this date without the action or consent of the Board of Trustees. For Merger Arbitrage Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.54% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2026, and may not be terminated prior to this date without the action or consent of the Board of Trustees. For Credit Catalyst Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.30% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2026, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Funds within thirty-six months of the date such amounts were waived or reimbursed, provided the Funds’ total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement. There can be no assurance that these fee reductions will be sufficient to avoid any loss. On December 31, 2025, the amounts subject to possible future recoupment under each Fund’s expense limitations were as follows:

	December 31, 2025		2028
	2026	2027

Event Driven Fund	$120,421	$228,804	$323,559

Merger Arbitrage Fund	$940,142	$1,983,810	$1,663,283

Credit Catalyst Fund	$—	$—	$—

During the six months ended December 31, 2025, the Investment Adviser did not recoup any amounts previously waived or reimbursed. During the six months ended December 31, 2025, Event Driven Fund and Merger Arbitrage Fund had $120,421 and $940,142, respectively, of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expire.

Fees Paid to Officers and Trustees

Each Trustee who oversees all of the funds in the NexPoint Fund Complex receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The annual retainer for a Trustee who does not oversee all of the funds in the NexPoint Fund Complex is prorated based on the portion of the $150,000 annual retainer allocable to the funds overseen by such Trustee. The Chairman of the Board receives an additional annual payment of $20,000 and the Chairperson of each committee receives an additional annual payment of $10,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. Trustees are reimbursed for actual out-of-pocket expenses relating to attendance at meetings. The “NexPoint Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers as of the date of this report and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee Meetings. The Trustees do not have any pension or retirement plan.

Note 7. Disclosure of Significant Risks and Contingencies

The Funds’ investments expose the Funds to various risks, certain of which are discussed below. Please refer to each Fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with each Fund’s investments.

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Asset-Backed Securities Risk

The risk that, as asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. Investments in asset-backed securities may also be subject to valuation risk.

Collateralized Loan Obligations Risk

A collateralized loan obligation (CLO) is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, such as interest rate risk, issuer credit and liquidity risks. These investments are also subject to the risks associated with a decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults and investor aversion to these types of securities as a class. CLOs issue classes or “tranches” that vary in risk and yield.

Contingent Convertible Securities Risk

Contingent convertible securities are fixed-income securities or preferred stocks that automatically convert into equity securities of the issuer or undergo a principal write-down by a pre-determined percentage upon the occurrence of certain events (a “Trigger Event”). Contingent convertible securities may expose the Fund to stock market risk. The Fund treats contingent convertible securities as fixed-income securities for purposes of its investment policies and limitations, because they should perform like other fixed income securities unless a Trigger Event occurs.

Convertible Securities Risk

The risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covenant-Lite Loans Risk

Loans in which a Fund invests include covenant-lite loans, which carry more risk to the lender than traditional loans as they may contain fewer or less restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant-lite loans and debt securities than its holdings of loans or securities with the usual covenants.

Credit Risk

The issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Funds’ net asset value and the market price of the Funds’ shares.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Debt Securities Risk

The risk associated with the fact that the value of debt securities typically changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Debt instruments are subject to the risk of non-payment of scheduled interest and/or principal.

Derivatives Risk

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Funds seek exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Funds, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.

Distressed and Defaulted Securities Risk

The Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging Markets Risk

The risk of investing in securities of issuers tied economically to emerging markets, which entails all of the risks of investing in securities of non-U.S. issuers detailed below under “Non-U.S. Securities Risk” to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; (iii) greater fluctuations in currency exchange rates; and (iv) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Equity Securities Risk

The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds (“ETF”) Risk

The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Extension Risk

The risk that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Financial Services Industry Risk

The risk associated with the fact that the Funds’ investments in senior loans (“Senior Loans”) are arranged through private negotiations between a borrower (“Borrower”) and several financial institutions. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of Borrowers can negatively affect financial services companies. The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. This change may make it more difficult for the Investment Adviser to analyze investments in this industry. Additionally, the recently increased volatility in the financial markets and implementation of the recent financial reform legislation may affect the financial services industry as a whole in ways that may be difficult to predict.

Financial Services Sector Risk

The risk associated with investments in the financial services sector. Such investments may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.

Fixed Income Market Risk

The risk that fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Funds may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if a fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

High Yield Debt Securities Risk

The risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Funds’ expense, the Funds’ expenses would be increased.

Industry and Sector Focus Risk

The risk that issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. If the Investment Adviser invests a significant percentage of the Funds’ assets in issuers within an industry or sector, the Funds’ performance may be affected by conditions in that industry or sector.

Information Technology Sector Risk

The risk that a Fund may be impacted by risks faced by companies in the information technology sector. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Lender Liability Risk

A number of judicial decisions have upheld the right of Borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional Lender has violated a duty of good faith and fair dealing owed to the Borrower or has assumed a degree of control over the Borrower resulting in a creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of certain of the Funds’ investments, the Funds or the Investment Adviser could be subject to such liability.

Limited Information Risk

The risk associated with the fact that the types of Senior Loans in which the Funds will invest historically may not have been rated by a NRSRO, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Funds will generally have access to financial and other information made available to the Lenders in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Funds and its ability to meet its investment objective is more dependent on the analytical ability of the Investment Adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Liquidity Risk

The risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Funds from selling particular securities or unwinding derivative positions at desirable prices. At times, a major portion of any portfolio security may be held by relatively few institutional purchasers. Even if the Funds consider such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions.

Management Risk

The risk associated with the fact that the Funds rely on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Funds hold, which may result in a decline in the value of fund shares and failure to achieve its investment objective. The Funds’ portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Merger Arbitrage and Event-Driven Risk

The risk that the Investment Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Funds’ return on the investment will be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Funds to lose money. The Funds’ expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Funds’ principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Funds may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets. The Funds may also underperform the broad equity markets if it holds a significant portion of its assets in cash and money market instruments for an extended period of time due to a lack of merger arbitrage opportunities.

Mid-Cap Company Risk

The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MLP Risk

The risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may invest in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in certain instances. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows and changes in the regulatory environment could adversely affect the profitability of MLPs. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

MLP Tax Risk

The risk that the MLPs in which the Funds invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income, and distributions received by a Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

for distribution by the MLP and the value of a Fund’s investment in any such MLP. As a result, the value of a Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.

Non-Diversification Risk

The risk that an investment in the Funds could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Funds may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Funds’ investments in fewer issuers may result in the Funds’ shares being more sensitive to the economic results of those issuers. An investment in the Funds could fluctuate in value more than an investment in a diversified fund.

Non-Payment Risk

The risk of non-payment of scheduled interest and/or principal with respect to debt instruments. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Funds.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Funds’ yield on any such securities.

Ongoing Monitoring Risk

The risk associated with ongoing monitoring of the Agent. On behalf of the several Lenders, the Agent generally will be required to administer and manage the Senior Loans and, with respect to collateralized Senior Loans, to service or monitor the collateral. Financial difficulties of Agents can pose a risk to the Funds. Unless, under the terms of the loan, the Funds have direct recourse against the Borrower, the Funds may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a Borrower.

Operational and Technology Risk

The risk that cyberattacks, disruptions, or failures that affect the Funds’ service providers, counterparties, market participants, or issuers of securities held by the Funds may adversely affect the Funds and its shareholders, including by causing losses for the Funds or impairing Fund operations.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

put premium the Fund received when it wrote the option. While the Funds’ potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Funds risk a loss equal to the entire exercise price of the option minus the put premium.

Other Investment Companies Risk

The risk that when the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.

Payment-in-Kind (“PIK”) Securities Risk

The risk that the value of PIK securities held by the Funds may be more sensitive to fluctuations in interest rates than other securities. PIKs pay all or a portion of their interest or dividends in the form of additional securities. Federal tax law requires that the interest on PIK bonds be accrued as income to a Fund regardless of the fact that a Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Funds may be forced to liquidate other securities in order to make the required distribution.

Portfolio Turnover Risk

The risk that the Funds’ high portfolio turnover will increase the Funds’ transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Prepayment Risk

The risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Funds to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Funds’ shares.

Regulatory Risk

The risk that to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of loan interests for investment by the Funds may be adversely affected.

Risk of Substantial Redemptions

The risk that if substantial numbers of shares in the Funds were to be redeemed at the same time or at approximately the same time, the Funds might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. The Funds might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them.

Securities Lending Risk

The Funds may make secured loans of its portfolio securities. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Funds, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Securities Market and Selection Risk

The risk that the value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Funds.

The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Senior Loans Risk

A Funds’ investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long- term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a loan, and could adversely affect the Funds’ income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Funds will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Shareholder Concentration Risk

The risk that large redemptions by a small number of large shareholders can harm remaining shareholders. Particularly large redemptions may affect asset allocation decisions and could adversely impact remaining Fund shareholders.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Small-Cap Company Risk

The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Special Purpose Acquisition Companies Risk

A Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

investment in an SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Funds may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Funds will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving a Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what a Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Structured Finance Securities Risk

A portion of the Fund’s investments may consist of mortgage-backed securities, collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/ equity according to their degree of risk. The riskiest securities are the equity tranche, which bears the bulk of defaults from the bonds or loans serving as collateral, and thus may protect the other, more senior tranches from default. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. A senior tranche typically has higher ratings and lower yields than the underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, other tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to previous defaults and the disappearance of protecting tranches, market anticipation of defaults and aversion to certain structured finance securities as a class.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Funds’ direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Tax Risk

The risk that the U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Funds to be exposed to unexpected tax liability.

Technology Sector Risk

The risk associated with investments in the technology sector. Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories.

Undervalued Stocks Risk

The risk that an undervalued stock may decrease in price or may not increase in price as anticipated by the Investment Adviser if other investors fail to recognize the company’s value or the factors that the Investment Adviser believes will cause the stock price to increase do not occur.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended December 31, 2025, were as follows:

	U.S Government Securities(1)		Other Securities

	Purchases	Sales	Purchases	Sales

Event Driven Fund	$—	$—	$60,903,768	$63,385,699

Merger Arbitrage Fund	—	—	2,274,503,628	2,034,667,753

Credit Catalyst Fund	—	—	19,416,317	6,210,071

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the year ended December 31, 2025.

Note 9. Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may rise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 10. Recent Accounting Pronouncement

In December 2023, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

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Notes to Financial Statements (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

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Additional Information (unaudited)

December 31, 2025	NexPoint Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2025, the Trustees and officers of each Fund as a group owned less than 1% of the then outstanding shares of each class of shares of each Fund.

Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Fund’s outstanding voting securities. Unless otherwise noted, as of December 31, 2025, the only persons known by the Fund to own of record, or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Name and Address	Outstanding Shares Held	Percentage of Class (%)

NexPoint Event Driven Fund – Class A	—	—

NexPoint Event Driven Fund – Class C

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	40,941	37.05%

NexPoint Event Driven Fund – Class Z

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA	1,533,594	32.95%

NexPoint Merger Arbitrage Fund – Class A	—	—

NexPoint Merger Arbitrage Fund – Class C

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	267,668	25.69%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	494,851	47.49%

NexPoint Merger Arbitrage Fund – Class Z

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA	16,366,968	28.84%

National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	16,395,834	28.89%

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with the Adviser.

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Other Information (Form N-csrs Items 8-11) (unaudited)

December 31, 2025	NexPoint Funds I

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Trust has retained NexPoint Asset Management, L.P. (the “Investment Adviser”) to manage the assets of each Fund pursuant to an investment advisory agreement between the Investment Adviser and the Trust with respect to each such Fund (the “Agreements”). The Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees. Each Agreement continues in effect from year-to-year, after its initial two-year term, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of each Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of each Fund casting votes at a meeting called for such purpose.

During a meeting with the Investment Adviser held on August 7, 2025, and separately with independent trustee counsel on August 18, 2025, the Board of Trustees considered information bearing on the continuation of the Agreements with respect to each of the Event Driven Fund and the Merger Arbitrage Fund for an additional one-year period. The Board of Trustees further discussed and considered information with respect to the continuation of the Agreements at an in-person Board meeting held on September 11-12, 2025. Following review and discussion of the Agreements and information provided by the Investment Adviser discussed below, at the meeting held on September 11-12, 2025, the Board of Trustees, including the Independent Trustees, approved the continuance of the Agreements for each of the Event Driven Fund and the Merger Arbitrage Fund for a one-year period commencing on November 1, 2025.

The Board of Trustees discussed and considered information bearing on the initial approval of the Agreement with respect to the Credit Catalyst Fund for an initial two-year period with the Investment Adviser and, separately, with independent trustee counsel, on February 20, 2025. The Board of Trustees further discussed and considered information with respect to the approval of such Agreement at an in-person Board meeting held on June 12-13, 2025. Following review and discussion of the Agreement and information provided by the Investment Adviser discussed below, at the meeting held on June 12-13, 2025, the Board of Trustees, including the Independent Trustees, approved the Agreement with respect to the Credit Catalyst Fund for an initial two-year term commencing on July 2, 2025.

As part of its review process for the approval of the Agreement for each of the Funds, the Board of Trustees requested, through fund counsel and its independent legal counsel, as applicable, and received from the Investment Adviser, various information and written materials, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability (or estimated profitability, in the case of the Credit Catalyst Fund) of the Agreements to the Investment Adviser; (2) information on the advisory, legal and compliance personnel of the Investment Adviser, including ongoing updates regarding the Highland Capital Management L.P. (“HCMLP”) bankruptcy; (3) information regarding the role of Skyview Group (“Skyview”) as a service provider to the Investment Adviser pursuant to the services agreement between Skyview and the Investment Adviser (the “Skyview Services Agreement”) to assist the Investment Adviser in providing certain services (or proposed services, in the case of the Credit Catalyst Fund) to the Funds pursuant to the Agreements, as well as information regarding the Investment Adviser’s oversight role over Skyview; (4) information on the internal compliance procedures of the Investment Adviser, including policies and

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

procedures for personal securities transactions, conflicts of interest and with respect to cybersecurity, business continuity and disaster recovery; (5) with respect to each of the Event Driven Fund and the Merger Arbitrage Fund, comparative information showing how each Fund’s fees and operating expenses (or estimated fees and operating expenses, in the case of the Credit Catalyst Fund) compare to those of other accounts of the Investment Adviser, if any, with investment strategies similar to those of the Funds; (6) with respect to each of the Event Driven Fund and the Merger Arbitrage Fund, information on the investment performance of each Fund, including comparisons of the Fund’s performance against that of other comparable funds managed by the Investment Adviser, if any, that follow investment strategies similar to those of the Funds; (7) information regarding brokerage and portfolio transactions, as applicable; and (8) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser, including potential claims in the HCMLP bankruptcy. Throughout the annual contract renewal process with respect to the Event Driven Fund and the Merger Arbitrage Fund and the initial contract approval process with respect to the Credit Catalyst Fund, as the case may be, the Board of Trustees requested that the Investment Adviser provide additional information and responses regarding various matters in connection with the Board of Trustee’s review and consideration of the Agreements. It was further noted that throughout the process, the Board of Trustees, including separately the Independent Trustees, had also met in executive sessions to further discuss the materials and information provided.

In addition, the Board of Trustees received an independent report from FUSE Research Network (“FUSE”), an independent third-party provider of investment company data, relating to each of the Event Driven Fund’s and the Merger Arbitrage Fund’s performance and expenses, and the Credit Catalyst Fund’s estimated expenses, compared to the performance (as applicable) and expenses of a group of funds deemed by FUSE to be comparable to each Fund (the “peer group”), and certain advisory fee data to a larger group of comparable funds (the “peer universe”).

The Board of Trustees discussed the materials and information provided by the Investment Adviser in detail over the course of multiple meetings, including the Investment Adviser’s responses to the Board of Trustees’ specific written questions, comparative fee and performance information, as applicable, and information concerning the Investment Adviser’s business and financial condition. The factors considered and the determinations made by the Board of Trustees in connection with the initial approval or the annual renewal, as the case may be, of the Agreements with the Investment Adviser are set forth below but are not exhaustive of all matters that were discussed by the Board of Trustees.

Annual Renewal of Agreements (with respect to Event Driven Fund and Merger Arbitrage Fund):

With respect to the annual renewal of the Agreement for each of the Event Driven Fund and the Merger Arbitrage Fund, the Board of Trustees noted that their evaluation process with respect to the Investment Adviser is an ongoing one. In this regard, the Board of Trustees also took into account discussions with management and information provided to the Board of Trustees at meetings of the Board of Trustees over the course of the year and in past years with respect to the services provided by the Investment Adviser to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Investment Adviser with respect to the Event Driven Fund and the Merger Arbitrage Fund. The information received and considered by the Board of Trustees in connection with the Board’s determination to approve the continuance of the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.

The Board of Trustees reviewed various factors that were discussed in a legal memorandum provided by independent counsel regarding trustee responsibilities in considering the Agreement, the detailed information provided by the Investment Adviser and other relevant information. The Board of Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the fund industry). Some of the factors that figured particularly in the Board of Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

one another, giving different weights to various factors. In addition, the Board of Trustees’ conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board of Trustees’ ongoing regular review of fund performance and operations throughout the year. The Board of Trustees’ conclusions as to the renewal of the Agreements were based on a comprehensive consideration of all information provided to the Board of Trustees without any single factor being dispositive in and of itself.

Throughout the process, the Board of Trustees had the opportunity to ask questions of and request additional information from the Investment Adviser. The Board of Trustees was assisted by legal counsel for the Funds and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Board of Trustees also met separately without representatives of the Investment Adviser present. The Independent Trustees also were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the proposed continuation of the Agreements.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the Investment Adviser’s services as investment manager to the Funds. The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Agreements and the activities related to portfolio management, including use of technology, research capabilities and investment management staff. The Board of Trustees also considered the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Board of Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser, including with respect to liquidity management, as applicable. The Board of Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including compensation arrangements, and with respect to valuation, cybersecurity, business continuity and disaster recovery. The Board of Trustees also considered the Investment Adviser’s risk management and monitoring processes. The Board of Trustees took into account the terms of the Agreements and considered that, the Investment Adviser, subject to the direction of the Board of Trustees, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund. The Board of Trustees also took into account that the scope of services provided to the Funds and the undertakings required of the Investment Adviser in connection with those services, including with respect to its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board of Trustees also considered any operational, staffing and organizational changes with respect to the Investment Adviser over the prior year, and the fact that there were no material operational or compliance issues with respect to the Funds or decrease in the level and quality of services provided to the Funds as a result. The Board of Trustees also considered the Investment Adviser’s legal and regulatory history. The Board of Trustees also considered the Investment Adviser’s current litigation matters related to the HCMLP bankruptcy and took into account the Investment Adviser’s representation that such matters have not impacted the quality and level of services the Investment Adviser provides to the Funds under the Agreements.

The Investment Adviser’s services in coordinating and overseeing the activities of each Fund’s other service providers, as well of the services provided by Skyview to the Investment Adviser under the Skyview Services Agreement, were also considered. The Board of Trustees also evaluated the expertise and performance of the personnel of the Investment Adviser who performed services for each Fund throughout the year. The Board of Trustees also considered the quality of the Investment Adviser’s compliance oversight program with respect to each Fund’s service providers. The Board of Trustees also considered both the investment advisory services and the nature, quality and extent of any administrative and other non-advisory services, including shareholder servicing and distribution support services that are provided to each Fund and its shareholders by the Investment Adviser and its

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

affiliates, as applicable, as well as considered the services provided by Skyview to the Investment Adviser under the Skyview Services Agreement. The Board of Trustees noted that the level and quality of services provided to each Fund by the Investment Adviser and its affiliates had not been materially impacted by the HCMLP bankruptcy and took into account the Investment Adviser’s representations that the level and quality of the services provided by the Investment Adviser and its affiliates, as well as of those services provided by Skyview to the Investment Adviser under the Skyview Services Agreement, would continue to be provided to the Funds at the same or higher level and quality.

The Board of Trustees also considered the significant risks assumed by the Investment Adviser in connection with the services provided to each Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Funds. The Board of Trustees also noted various cost savings initiatives that had been implemented by the Investment Adviser with respect to each Fund and the other funds in the NexPoint Fund Complex over the years. The Board of Trustees considered the Investment Adviser’s financial condition and financial wherewithal.

The Board of Trustees also noted that on a regular basis it receives and reviews information from the Funds’ Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board of Trustees also took into account the Investment Adviser’s risk assessment processes.

In considering the nature, extent, and quality of the services provided by the Investment Adviser, the Board of Trustees also took into account its knowledge of the Investment Adviser’s management and the quality of the performance of its duties, through discussions and reports and interactions during the preceding year and in past years.

The Board of Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Agreements, and that the nature and the quality of such advisory services supported the approval of the continuation of the Agreements.

The Investment Adviser’s historical performance.

In considering each Fund’s performance, the Board of Trustees noted that it reviews at its regularly scheduled meetings information about each Fund’s performance results. The Board of Trustees considered the performance of the Funds as described in the quarterly and other reports provided by management over the course of the year. The Board of Trustees noted that the Investment Adviser reviewed with the Board of Trustees on at least a quarterly basis detailed information about the Funds’ performance results, portfolio composition and investment strategies. The Board of Trustees reviewed the historical performance of each Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. As applicable, the Board of Trustees discussed the historical performance of each Fund and considered the relative performance of each Fund and its portfolio management team as compared to that of each Fund’s peer group as selected by FUSE, as well as comparable indices.

The Board of Trustees reviewed and considered the FUSE report, which provided a statistical analysis comparing certain data points for each Fund to those of comparable funds. For each of the Event Driven Fund and the Merger Arbitrage Fund, the Board of Trustees reviewed and considered each such Fund’s investment performance, expenses and fees, as applicable, to those of comparable funds for various periods ended June 30, 2025 and management’s discussion of the same, including the effect of current market conditions on each Fund’s more-recent performance. The Board of Trustees noted that while it found the data provided by FUSE, the independent third-party data provider, generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board of Trustees also took into account management’s discussion of the category in which each Fund was placed for comparative purposes, including any differences between a Fund’s investment strategy and the strategy of the funds in each Fund’s respective category, as well as compared to the peer group selected by FUSE. The Board of

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Trustees also took into account its discussions with management over the course of the year regarding factors that contributed to the performance of each of the Event Driven Fund and the Merger Arbitrage Fund, including any discussions with each such Fund’s portfolio managers.

Among other data relating specifically to the Event Driven Fund’s performance, the Board of Trustees took note of the peer group selected by FUSE and the universe, which consisted of other event driven funds with similar pricing characteristics. The Board considered that the Event Driven Fund had outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the three- and five-year periods ended June 30, 2025, and underperformed its benchmark for the one- and ten-year periods ended June 30, 2025. The Board also considered that the Event Driven Fund outperformed its peer group median for the three-year period ended June 30, 2025, and underperformed its peer group median for the one-, five- and ten-year periods ended June 30, 2025. The Board of Trustees took into account management’s discussion of such Fund’s overall performance, including the impact of current market conditions on the Fund’s investment strategy and more recent shorter-term performance relative to the peer group, the differences between the Fund’s investment strategy and the strategy of its peers, and the change to the Fund’s investment strategy in 2022, and that performance prior to that date reflects the Fund’s prior strategy.

Among other data relating specifically to the Merger Arbitrage Fund’s performance, the Board of Trustees took note of the peer group selected by FUSE, which is comprised of merger arbitrage funds with similar pricing characteristics. The Board considered that the Merger Arbitrage Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the three-, five- and ten-year periods ended June 30, 2025 and underperformed its benchmark for the one-year period ended June 30, 2025. The Board also considered that the Merger Arbitrage Fund outperformed the peer group median for the five- and ten-year periods ended June 30, 2025 and underperformed the peer group median for the one- and three-year periods ended June 30, 2025. The Board of Trustees took into account management’s discussion of the Merger Arbitrage Fund’s overall performance relative to similar funds, as well as the impact of current market conditions on the Fund’s strategy and more recent shorter term performance, as well as differences between the Fund’s investment strategy and the strategy of its peers.

The Board of Trustees concluded that each of the Event Driven Fund’s and the Merger Arbitrage Fund’s overall performance or other relevant factors supported the continuation of the Agreements with respect to each such Fund for an additional one-year period.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Fund.

The Board of Trustees also gave consideration to the fees payable under the Agreements, the expenses the Investment Adviser incurs) in providing advisory services and the profitability to the Investment Adviser from managing each Fund, including: (1) information regarding the financial condition of the Investment Adviser and regarding profitability from the relationship with each Fund; (2) information regarding the total fees and payments received by the Investment Adviser for its services and, with respect to the Investment Adviser, whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under each Agreement versus the investment advisory fees of certain comparable funds that follow investment strategies similar to those of each Fund and (b) the expense ratios of each Fund versus the expense ratios of certain comparable funds that follow investment strategies similar to those of each Fund; and (4) information regarding the total fees and payments received and any amounts waived and/or reimbursed by the Investment Adviser, if any, and whether such fees are appropriate.

The Board of Trustees considered that the Event Driven Fund’s total net expenses were higher than the median of its peer group and the Fund’s net management fee (advisory fees plus administrative fees) and its contractual advisory fee were lower than its peer group median. The Board of Trustees took into account management’s discussion of the Event Driven Fund’s expenses, including the size of the Fund, as well as the Fund’s investment strategy change beginning in January 2022. The Board of

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Trustees also took into account any amounts waived and/or reimbursed by the Investment Adviser.

The Board of Trustees considered that the Merger Arbitrage Fund’s total net expenses were higher than the median of its peer group and its net management fee (advisory fees plus administrative fees) was lower than the median of its peer group and its contractual advisory fee was in line with the median of its peer group. The Board of Trustees also took into account management’s discussion of the Merger Arbitrage Fund’s expenses and any amounts waived and/or reimbursed by the Investment Adviser.

The Board of Trustees considered the so-called “fallout benefits” to the Investment Adviser with respect to each Fund, such as the reputational value of serving as Investment Adviser to each Fund, potential fees paid to the Investment Adviser’s affiliates by each Fund or portfolio companies for services provided, the benefits of scale from investment by each Fund in affiliated funds, if any, and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by each Fund’s securities transactions, and, with respect to each Fund’s investments in one or more other funds in the NexPoint Fund Complex, if applicable, the fees paid to the adviser of the underlying fund and its affiliates, if any, with respect to such investments. The Board of Trustees concluded that the benefits received by the Investment Adviser and its affiliates were reasonable in the context of the relationship between the Investment Adviser and each Fund.

The Board of Trustees examined the profitability of the Investment Adviser with respect to each Fund. The Board of Trustees also took into consideration the amounts waived and/or reimbursed by the Investment Adviser with respect to each Fund, if applicable. After such review, the Board of Trustees determined that the profitability to the Investment Adviser and its affiliates from their relationship with each Fund was not excessive.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees also considered the effect of each Fund’s growth in assets under management on its fees. The Board of Trustees noted that while the

Funds do not currently contain breakpoints in their advisory fee schedules, each Fund does benefit from a waiver of a portion of its advisory and administration fees, which the Investment Adviser believes can be more effective than breakpoints at controlling overall costs borne by shareholders and the Board of Trustees took into account management’s discussion of the same. The Board of Trustees also took into account the Investment Adviser’s discussion of each Fund’s fee structure. Among other data, the Board of Trustees also noted the FUSE report, which compared fees among peers and included each Fund’s contractual fee schedule at different asset levels. The Board of Trustees also noted the current size of each Fund. The Board of Trustees also generally noted that, if a Fund’s assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board of Trustees also considered that the Investment Adviser may share potential economies of scale from its advisory business in a variety of ways, including through investments in its business intended to enhance its capabilities and services to the benefit of the Funds and other funds in the retail complex. The Board of Trustees concluded that the fee structures are reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided. The Board of Trustees determined to continue to review the ways and extent to which economies of scale might be shared between the Investment Adviser, on the one hand, and shareholders of each Fund, on the other.

Conclusion.

Following a further discussion of the factors above, it was noted that in considering the approval of the continuation of the Agreement for each of the Event Driven Fund and the Merger Arbitrage Fund, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all factors and considerations, including those discussed above, the Board of Trustees, including separately, the Independent Trustees, unanimously agreed that the Agreements, including the advisory fee to be paid to the Investment Adviser, is fair and reasonable to each Fund in light of the services that the Investment Adviser provides, the expenses that it incurs, and the reasonably foreseeable asset levels of each Fund.

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

Initial Approval of Agreement (with respect to Credit Catalyst Fund only):

With respect to the initial approval of the Agreement for the Credit Catalyst Fund, the Board of Trustees reviewed various factors that were discussed in a legal memorandum provided by independent counsel regarding trustee responsibilities in considering the Agreement, the detailed information provided by the Investment Adviser and other relevant information. The Board of Trustees also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Board of Trustees’ conclusions as to the approval of the Agreement were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Board of Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Throughout the process, the Board of Trustees had the opportunity to ask questions of and request additional information from the Investment Adviser. The Board of Trustees was assisted by legal counsel for the Fund and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Board of Trustees also met separately without representatives of the Investment Adviser present. The Independent Trustees also were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the approval of the Agreement.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the proposed services to be provided by the Investment Adviser as investment manager to the Fund. The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the proposed Agreement and the activities related to portfolio management, including use of technology, research capabilities and investment management staff. The Board of Trustees also considered the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Board of Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser, including with respect to liquidity management, as well as information regarding the Investment Adviser’s compliance policies, procedures and personnel, including compensation arrangements and with respect to valuation, cybersecurity, business continuity and disaster recovery. The Board of Trustees also considered the Investment Adviser’s risk management and monitoring processes. The Board of Trustees took into account the terms of the Agreement and considered that, the Investment Adviser, subject to the direction of the Board of Trustees, is responsible for providing advice and guidance with respect to the Fund and for managing the investment of the assets of the Fund. The Board of Trustees also took into account that the scope of services to be provided to the Fund and the undertakings required of the Investment Adviser in connection with those services, including with respect to its own respective and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board of Trustees also considered the Investment Adviser’s legal and regulatory history. The Board of Trustees also considered the Investment Adviser’s current litigation matters related to the HCMLP bankruptcy and took into account the Investment Adviser’s representation that such matters would not impact the quality and level of services the Investment Adviser will provide to the Fund under the Agreement.

The Investment Adviser’s services in coordinating and overseeing the activities of the Fund’s other service providers, as well of the services provided by Skyview to the Investment Adviser under the Skyview Services Agreement, were also considered. The Board of Trustees also evaluated the expertise and performance of the personnel of the Investment Adviser who will perform services to the Fund. They also considered the quality of the Investment Adviser’s compliance oversight program with respect to the Fund’s service providers. The Board of Trustees also considered both the investment advisory services and the nature, quality and extent of any administrative and other non-advisory services,

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Other Information (Form N-csrs Items 8-11) (unaudited) (continued)

December 31, 2025	NexPoint Funds I

including shareholder servicing and distribution support services that are to be provided to the Fund and its shareholders by the Investment Adviser, NSI and their affiliates, as well as considered the services to be provided by Skyview to the Investment Adviser under the Skyview Services Agreement.

The Board of Trustees also considered the significant risks assumed by the Investment Adviser in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund. The Board of Trustees also considered the Investment Adviser’s financial condition and financial wherewithal.

The Board of Trustees considered information received from the Fund’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board of Trustees also took into account the Investment Adviser’s risk assessment processes.

In considering the nature, extent, and quality of the services to be provided by the Investment Adviser for the Fund, the Board of Trustees also took into account its knowledge of the Investment Adviser’s management and the quality of the performance of its respective duties, through discussions and reports, with respect to the other retail funds on the platform from prior years.

The Board of Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Agreement and that the nature and the quality of such advisory services supported approval of the Agreement.

The Investment Adviser’s historical performance.

Since the Credit Catalyst Fund was new and had not commenced operations, it did not yet have an investment performance record. The Board noted its familiarity with the Investment Adviser and the performance of other funds in the complex with event-driven strategies in other asset classes.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Fund.

The Board of Trustees also gave consideration to the fees payable under the Agreement, the anticipated expenses the Investment Adviser will incur in providing advisory services and the estimated profitability to the Investment Adviser from managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser and regarding estimated profitability from the relationship with the Fund; (2) information regarding the fees to be received by the Investment Adviser for its services and the amount to be retained by the Investment Adviser and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Agreement versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund, if any, and (b) the estimated expense ratio of the Fund versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; and (4) information regarding the total fees and payments to be received and the related amounts to be waived and/or reimbursed by the Investment Adviser and whether such fees are appropriate.

The Board of Trustees took into account management’s discussion of the Fund’s estimated expenses, including the impact of asset levels on expenses, and also took into consideration estimated amounts to be waived and/or reimbursed, if any, under the proposed expense limitation agreement.

The Board of Trustees also noted the FUSE report which compares the Fund’s expenses with expenses of other peer funds having similar investment objectives, as selected by FUSE. The Board considered that the contractual management fee of the Fund was in line with (or equivalent to) the management fee of the peer group median and that the net management fee was below the median of the peer group. The Board also noted that the Fund’s estimated expense ratio was above the peer group median. The Board took into account management’s discussion of the

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Other Information (Form N-csrs Items 8-11) (unaudited) (concluded)

December 31, 2025	NexPoint Funds I

FUSE report and the differences in the Fund from those in the peer group, as well as the limited size of the peer group.

The Board of Trustees considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as adviser to the Fund, potential fees paid to the Investment Adviser’s affiliates by the Fund or portfolio companies for services provided, the benefits of scale from investment by the Fund in affiliated funds, if any, and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) to be generated by the Fund’s securities transactions. The Board concluded that the benefits to be received by the Investment Adviser and its affiliates were reasonable in the context of the proposed relationship between the Investment Adviser and the Fund.

After such review, the Board of Trustees determined that the estimated profitability to the Investment Adviser and its affiliates from their relationship with the Fund, if any, was not excessive.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees also considered the effects of the Fund’s potential growth in assets under management on its fees and the proposed expense limitation agreement to be implemented with respect to the Fund. The Board of Trustees also took into account the Investment Adviser’s discussion of the Fund’s fee structure. The Board of Trustees also generally noted that, if the Fund’s assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board of Trustees concluded that the Fund’s proposed fee structure was reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided.

Conclusion.

Following a further discussion of the factors above, it was noted that the Board of Trustees’ decision as to the approval of the Agreement for the Credit Catalyst Fund was based on a comprehensive consideration of all information provided to the Board without any single factor being dispositive in and of itself. Rather, after weighing all of the factors and reasons discussed above, the Board of Trustees, including the Independent Trustees, unanimously agreed that the Agreement, including the advisory fees to be paid to the Investment Adviser, was fair and reasonable to the Fund in light of the services to be provided by the Investment Adviser, the estimated expenses that the Investment Adviser will incur and the reasonably foreseeable asset levels of the Fund.

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Important Information About This Report

Investment Adviser

NexPoint Asset Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

SS&C Technologies, Inc.

430 W. 7th Street, Suite 219424

Kansas City, Missouri 64105-1407

Underwriter

NexPoint Securities, Inc.

2515 McKinney Avenue, Suite 1100

Dallas, TX 75201

Custodian

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Fund Counsel

K&L Gates LLP

1 Congress St., Suite 2900

Boston, MA 02114-2023

This report has been prepared for shareholders of NexPoint Event Driven Fund, NexPoint Merger Arbitrage Fund and NexPoint Credit Catalyst Fund (collectively, the “Funds”). As of January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail. Instead, the reports will be made available on https://www.nexpointassetmgmt.com/resources/#forms. you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Funds or from your financial intermediary free of charge at any time. For additional information regarding how to access the Funds’ shareholder reports, or to request paper copies by mail, please call shareholder services at 1-877-665-1287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the on the Funds’ website at www.nexpointassetmgmt.com.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-PORT are available on the Funds’ website at www.nexpointassetmgmt.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION | 70

NexPoint Funds I

c/o SS&C Technologies, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

NexPoint Funds I

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION,

DECEMBER 31, 2025

www.nexpointassetmgmt.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the NexPoint Fund I’s (the “Registrant”) Board of Trustees.

Item 16.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 (the “Exchange Act”) and the 1940 Act is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT FUNDS I

By	/s/ Frank Waterhouse

Frank Waterhouse

Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: March 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title):

/s/ Frank Waterhouse

Frank Waterhouse

Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: March 11, 2026